UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23946

Palmer Square Funds Trust

(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway
Suite 315
Mission Woods, KS 66205
(Address of principal executive offices) (Zip code)

Katie Elliott, Chief Compliance Officer

1900 Shawnee Mission Parkway

Suite 315

Mission Woods, KS 66205
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 816-994-3200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report December 31, 2025

Palmer Square CLO Senior Debt ETF

PSQA | NYSE Arca

This semi-annual shareholder report contains important information about the Palmer Square CLO Senior Debt ETF ("Fund") for the period of  July 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs.  You can also request this information by contacting us at (855) 513-9988.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PSQA	$10	0.20%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$71,682,321
Investment advisory fees paid	$48,974
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	33%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Issuers (% of net assets)

Neuberger Berman Loan Advisers CLO Ltd.	9.7%
Bain Capital Credit CLO Ltd.	6.4%
Apidos CLO Ltd.	5.6%
Benefit Street Partners CLO Ltd.	5.5%
Dryden CLO Ltd.	3.5%
CIFC Funding Ltd.	3.5%
Magnetite Ltd.	3.1%
Trinitas CLO Ltd.	3.1%
Whitebox CLO Ltd.	2.8%
AGL Core CLO Ltd.	2.8%

Ratings Summary* (% of Total Investments)

AAA	81.8%
AA	14.7%
AA+	2.8%

* Credit quality ratings reflect the middle rating received from Moody’s, Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call (855) 513-9988 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square CLO Senior Debt ETF | PSQA

For more information, please scan the QR code at right to navigate to additional hosted material at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-clo-senior-debt-etf.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-clo-senior-debt-etf. You can also request this information by contacting us at (855) 513-9988.

PSQA1225

1

Semi-Annual Shareholder Report December 31, 2025

Palmer Square Credit Opportunities ETF

PSQO | NYSE Arca

This semi-annual shareholder report contains important information about the Palmer Square Credit Opportunities ETF ("Fund") for the period of  July 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs.  You can also request this information by contacting us at (855) 513-9988.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PSQO	$25	0.50%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$118,306,266
Investment advisory fees paid	$234,773
Total Number of Portfolio Holdings	320
Portfolio Turnover Rate	50%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Holdings (% of net assets)

Elmwood CLO Ltd.	5.4%
Barings CLO Ltd.	3.0%
Post CLO Ltd.	2.6%
U.S. Treasury Notes	2.6%
Oaktree CLO Ltd.	2.5%
Ares CLO Ltd.	2.3%
Dryden CLO Ltd.	2.1%
Eaton Vance CLO Ltd.	1.7%
Neuberger Berman Loan Advisers CLO Ltd.	1.7%
Benefit Street Partners CLO Ltd.	1.7%

Investment Type (% of net assets)

Collateralized Loan Obligations	51.2%
Corporate Bonds	25.2%
U.S. Government and Agency Securities	2.6%
Bank Loans	5.9%
Asset-Backed Securities	4.8%
Residential Mortgage-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.5%
Short term Investment	9.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call (855) 513-9988 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square Credit Opportunities ETF | PSQO

For more information, please scan the QR code at right to navigate to additional hosted material at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-credit-opportunities-etf.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-credit-opportunities-etf. You can also request this information by contacting us at (855) 513-9988.

PSQO1225

1

Semi-Annual Shareholder Report December 31, 2025

Palmer Square Income Plus Fund

Class I / PSYPX

This semi-annual shareholder report contains important information about the Palmer Square Income Plus Fund ("Fund") for the period of July 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx.  You can also request this information by contacting us at (800) 736-1145.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PSYPX	$36	0.70%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,051,712,615
Investment advisory fees paid	$2,636,812
Total Number of Portfolio Holdings	451
Portfolio Turnover Rate	43%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Holdings (% of net assets)

U.S. Treasury Notes	4.0%
Post CLO Ltd.	2.2%
OCP CLO Ltd.	2.0%
Elmwood CLO Ltd.	1.5%
Trinitas CLO Ltd.	1.0%
Voya CLO Ltd.	1.0%
Trestles CLO Ltd.	0.9%
Empower CLO Ltd.	0.8%
John Deere Owner Trust	0.8%
Chase Issuance Trust	0.8%

Investment Type (% of net assets)

Bonds	49.0%
Collateralized Loan Obligations	30.0%
Short Term Investments	14.1%
Bank Loans	4.8%
Exchange Traded Funds	0.8%
Other Assets in Excess of Liabilities	1.3%

Bond Sector Allocation

Corporate Bonds	31.9%
Asset-Backed Securities	9.4%
U.S. Government	4.0%
Residential Mortgage-Backed Securities	2.5%
Commercial Mortgage-Backed Securities	1.0%
Convertible Bonds	0.1%
Collateralized Mortgage Obligations	0.1%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 736-1145 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square Income Plus Fund |

For more information, please scan the QR code at right to navigate to additional hosted material at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.

PSYPX1225

1

Semi-Annual Shareholder Report December 31, 2025

Palmer Square Income Plus Fund

Class T / PSTPX

This semi-annual shareholder report contains important information about the Palmer Square Income Plus Fund ("Fund") for the period of July 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx.  You can also request this information by contacting us at (800) 736-1145.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PSTPX	$31	0.61%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,051,712,615
Investment advisory fees paid	$2,636,812
Total Number of Portfolio Holdings	451
Portfolio Turnover Rate	43%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Holdings (% of net assets)

U.S. Treasury Notes	4.0%
Post CLO Ltd.	2.2%
OCP CLO Ltd.	2.0%
Elmwood CLO Ltd.	1.5%
Trinitas CLO Ltd.	1.0%
Voya CLO Ltd.	1.0%
Trestles CLO Ltd.	0.9%
Empower CLO Ltd.	0.8%
John Deere Owner Trust	0.8%
Chase Issuance Trust	0.8%

Investment Type (% of net assets)

Bonds	49.0%
Collateralized Loan Obligations	30.0%
Short Term Investments	14.1%
Bank Loans	4.8%
Exchange Traded Funds	0.8%
Other Assets in Excess of Liabilities	1.3%

Bond Sector Allocation

Corporate Bonds	31.9%
Asset-Backed Securities	9.4%
U.S. Government	4.0%
Residential Mortgage-Backed Securities	2.5%
Commercial Mortgage-Backed Securities	1.0%
Convertible Bonds	0.1%
Collateralized Mortgage Obligations	0.1%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 736-1145 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square Income Plus Fund |

For more information, please scan the QR code at right to navigate to additional hosted material at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.

PSTPX1225

1

Semi-Annual Shareholder Report December 31, 2025

Palmer Square Ultra-Short Duration Investment Grade Fund

Class I / PSDSX

This semi-annual shareholder report contains important information about the Palmer Square Ultra-Short Duration Investment Grade Fund ("Fund") for the period of July 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx.  You can also request this information by contacting us at (800) 736-1145.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PSDSX	$25	0.50%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$51,388,330
Investment advisory fees paid	$83,674
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	42%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Holdings (% of net assets)

Dryden CLO Ltd.	6.4%
Dryden Senior Loan Fund	5.1%
OZLM Ltd.	3.4%
Octagon Ltd.	2.9%
CarVal CLO Ltd.	2.7%
Symphony CLO Ltd.	2.7%
CIFC Funding Ltd.	2.1%
Voya CLO Ltd.	2.1%
Empower CLO Ltd.	2.0%
Madison Park Funding Ltd.	2.0%

Investment Type (% of net assets)

Collateralized Loan Obligations	47.3%
Bonds	28.0%
Short Term Investments	22.3%
Bank Loans	1.9%
Exchange Traded Funds	0.8%
Other Assets in Excess of Liabilities	(0.3)%

Bond Sector Allocation

Corporate Bonds	18.0%
Asset-Backed Securities	8.8%
Commercial Mortgage-Backed Securities	1.2%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 736-1145 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square Ultra-Short Duration Investment Grade Fund Fund |

For more information, please scan the QR code at right to navigate to additional hosted material at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx. You can also request this information by contacting us at (800) 736-1145.

PSDSX1225

1

(b)           Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments.

(a)           The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are filed herewith.

Palmer Square Funds Trust
Palmer Square CLO Senior Debt ETF
(Ticker: PSQA)
Palmer Square Credit Opportunities ETF
(Ticker: PSQO)
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
DECEMBER 31, 2025

Palmer Square Funds Trust
Table of Contents
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION 1
Table of Contents iii
Financial Statements and Financial Highlights
Schedule of Investments
Palmer Square CLO Senior Debt ETF 1
Palmer Square Credit Opportunities ETF 4
Statements of Assets and Liabilities 21
Statements of Operations 22
Statements of Changes in Net Assets 23
Financial Highlights
Palmer Square CLO Senior Debt ETF 24
Palmer Square Credit Opportunities ETF 25
Notes to Financial Statements 26
Additional Information - Items 8-11 34
This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.
www.palmersquarefunds.com

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)
1
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS
—
98 .2%
AGL CLO Ltd.
Series 2021-13A-A1R 4.984% (3-Month Term SOFR + 110 basis points), 10/20/2034
1,2,3
1,000,000 $ 1,000,345
AGL Core CLO Ltd.
Series 2023-27A-BR 5.389% (3-Month Term SOFR + 155 basis points), 1/21/2039
1,2,3
2,000,000 2,005,495
AIMCO CLO Ltd.
Series 2024-22A-A 5.384% (3-Month Term SOFR + 150 basis points), 4/19/2037
1,2,3
850,000 853,022
Apidos CLO Ltd.
Series 2018-18A-A1R2 5.187% (3-Month Term SOFR + 133 basis points), 1/22/2038
1,2,3
1,000,000 1,002,373
Series 2023-44A-A1R 5.218% (3-Month Term SOFR + 136 basis points), 10/26/2037
1,2,3
1,500,000 1,505,568
Series 2024-49A-B 5.465% (3-Month Term SOFR + 160 basis points), 10/24/2037
1,2,3
1,500,000 1,503,526
Ares CLO Ltd.
Series 2015-2A-A1R4 5.172% (3-Month Term SOFR + 129 basis points), 7/17/2038
1,2,3
1,000,000 1,002,863
Ares Loan Funding Ltd.
Series 2025-ALF9A-A1 5.085% (3-Month Term SOFR + 118 basis points), 3/31/2038
1,2,3
1,000,000 998,755
Bain Capital Credit CLO Ltd.
Series 2019-2A-AR3 4.802% (3-Month Term SOFR + 92 basis points), 10/17/2032
1,2,3
846,684 847,294
Series 2022-2A-A1R 5.007% (3-Month Term SOFR + 115 basis points), 4/22/2035
1,2,3
750,000 750,125
Series 2023-1A-A1R 5.294% (3-Month Term SOFR + 140 basis points), 7/16/2038
1,2,3
1,000,000 1,000,704
Series 2023-3A-A1R 5.175% (3-Month Term SOFR + 131 basis points), 10/24/2038
1,2,3
2,000,000 2,005,116
Barings CLO Ltd.
Series 2022-4A-A1R 5.244% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
1,000,000 1,003,247
Battalion CLO Ltd.
Series 2017-11A-AR2 4.995% (3-Month Term SOFR + 113 basis points), 4/24/2034
1,2,3
1,000,000 1,000,289
Benefit Street Partners CLO Ltd.
Series 2014-IVA-AR5 5.204% (3-Month Term SOFR + 125 basis points), 10/20/2038
1,2,3
1,000,000 1,000,576
Series 2024-37A-A 5.208% (3-Month Term SOFR + 135 basis points), 1/25/2038
1,2,3
500,000 501,910
Series 2025-41A-A 5.617% (3-Month Term SOFR + 130 basis points), 7/25/2038
1,2,3
900,000 901,901
Series 2025-42A-A 5.371% (3-Month Term SOFR + 130 basis points), 10/25/2038
1,2,3
1,000,000 1,002,524
Series 2025-42A-B 5.771% (3-Month Term SOFR + 170 basis points), 10/25/2038
1,2,3
500,000 503,119
Blueberry Park CLO Ltd.
Series 2024-1A-A 5.234% (3-Month Term SOFR + 135 basis points), 10/20/2037
1,2,3
1,000,000 1,003,264
CarVal CLO Ltd.
Series 2023-1A-A1R 5.324% (3-Month Term SOFR + 144 basis points), 7/20/2037
1,2,3
1,000,000 1,003,500
CBAMR Ltd.
Series 2017-4A-BR 6.081% (3-Month Term SOFR + 180 basis points), 3/31/2038
1,2,3
1,000,000 1,007,774
CIFC Funding Ltd.
Series 2017-4A-A1R 5.077% (3-Month Term SOFR + 121.2 basis points), 10/24/2030
1,2,3
217,883 218,151
Series 2018-1A-A1R 5.204% (3-Month Term SOFR + 132 basis points), 1/18/2038
1,2,3
750,000 751,064
Series 2019-1A-A1R2 5.244% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
1,000,000 1,002,999
Series 2022-3A-B 5.870% (3-Month Term SOFR + 200 basis points), 4/21/2035
1,2,3
500,000 501,376
Dewolf Park CLO Ltd.
Series 2017-1A-AR 5.086% (3-Month Term SOFR + 118.2 basis points), 10/15/2030
1,2,3
414,744 414,744
Dryden CLO Ltd.
Series 2019-68A-BRR 5.455% (3-Month Term SOFR + 155 basis points), 7/15/2035
1,2,3
1,000,000 1,001,003
Series 2019-80A-BRR 5.382% (3-Month Term SOFR + 150 basis points), 1/17/2033
1,2,3
500,000 501,392
Series 2020-86A-A1R2 5.012% (3-Month Term SOFR + 113 basis points), 7/17/2034
1,2,3
1,000,000 1,000,191
Dryden Senior Loan Fund
Series 2016-43A-AR3 4.954% (3-Month Term SOFR + 107 basis points), 4/20/2034
1,2,3
1,000,000 999,962
Series 2017-49A-BR 5.746% (3-Month Term SOFR + 186.2 basis points), 7/18/2030
1,2,3
500,000 502,075

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
2
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Eaton Vance CLO Ltd.
Series 2013-1A-AR4 5.245% (3-Month Term SOFR + 134 basis points), 10/15/2038
1,2,3
750,000 $ 751,857
Elmwood CLO Ltd.
Series 2021-1A-AR 5.434% (3-Month Term SOFR + 155 basis points), 4/20/2037
1,2,3
800,000 804,127
Series 2022-1A-A1R 5.184% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,3
1,000,000 1,002,033
GoldenTree Loan Management US CLO Ltd.
Series 2017-1A-A1R3 4.854% (3-Month Term SOFR + 97 basis points), 4/20/2034
1,2,3
1,000,000 999,021
Series 2024-19A-A 5.384% (3-Month Term SOFR + 150 basis points), 4/20/2037
1,2,3
500,000 501,999
Invesco US CLO Ltd.
Series 2023-1A-AR 5.427% (3-Month Term SOFR + 157 basis points), 4/22/2037
1,2,3
800,000 801,201
Juniper Valley Park CLO Ltd.
Series 2023-1A-ARR 4.964% (3-Month Term SOFR + 108 basis points), 7/20/2036
1,2,3
1,000,000 999,823
KKR CLO Ltd.
Series 18-A1R2 5.191% (3-Month Term SOFR + 105 basis points), 10/18/2035
1,2,3
1,000,000 1,000,953
Series 2022-41A-B 5.805% (3-Month Term SOFR + 190 basis points), 4/15/2035
1,2,3
1,000,000 1,002,759
Madison Park Funding Ltd.
Series 13A-BR2 5.160% (3-Month Term SOFR + 130 basis points), 11/21/2030
1,2,3
700,000 701,151
Series 2019-35A-A1R 5.136% (3-Month Term SOFR + 125.2 basis points), 4/20/2032
1,2,3
400,927 401,128
Magnetite Ltd.
Series 2021-29A-AR 5.255% (3-Month Term SOFR + 135 basis points), 7/15/2037
1,2,3
250,000 250,625
Series 2023-37A-A1R 5.097% (3-Month Term SOFR + 120 basis points), 10/25/2038
1,2,3
2,000,000 2,000,316
Morgan Stanley Eaton Vance CLO Ltd.
Series 2021-1A-A1R 5.234% (3-Month Term SOFR + 129 basis points), 10/23/2037
1,2,3
1,000,000 1,002,013
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-27A-BR 5.655% (3-Month Term SOFR + 175 basis points), 7/15/2038
1,2,3
465,000 466,338
Series 2019-31A-AR2 5.114% (3-Month Term SOFR + 123 basis points), 1/20/2039
1,2,3
625,000 625,454
Series 2019-33A-AR2 5.114% (3-Month Term SOFR + 122 basis points), 4/16/2039
1,2,3
3,000,000 3,002,876
Series 2020-39A-A1R 5.414% (3-Month Term SOFR + 153 basis points), 4/20/2038
1,2,3
830,000 831,791
Series 2022-47A-AR 5.205% (3-Month Term SOFR + 109 basis points), 4/16/2035
1,2,3
1,000,000 999,934
Series 2022-51A-AR 5.140% (3-Month Term SOFR + 128 basis points), 10/23/2036
1,2,3
1,000,000 1,001,353
Oaktree CLO Ltd.
Series 2019-3A-A1R2 5.264% (3-Month Term SOFR + 138 basis points), 1/20/2038
1,2,3
1,000,000 1,000,253
Octagon Ltd.
Series 2021-1A-AR 4.962% (3-Month Term SOFR + 107 basis points), 10/15/2034
1,2,3
1,000,000 999,872
OHA Credit Funding Ltd.
Series 2022-11A-B1R 5.484% (3-Month Term SOFR + 160 basis points), 7/19/2037
1,2,3
500,000 501,164
Palmer Square CLO Ltd.
Series 2021-3A-A1R 5.195% (3-Month Term SOFR + 129 basis points), 10/15/2038
1,2,3,4
1,000,000 1,001,498
Series 2021-4A-BR 5.605% (3-Month Term SOFR + 170 basis points), 7/15/2038
1,2,3,4
750,000 752,306
Regatta Funding Ltd.
Series 2021-2A-AR 5.085% (3-Month Term SOFR + 118 basis points), 1/15/2038
1,2,3
2,000,000 2,000,200
RR Ltd.
Series 2024-28RA-A1R 5.455% (3-Month Term SOFR + 155 basis points), 4/15/2037
1,2,3
1,500,000 1,503,665
Signal Peak CLO Ltd.
Series 2017-4A-AR2 4.978% (3-Month Term SOFR + 112 basis points), 10/26/2034
1,2,3
1,000,000 1,000,069
Series 2017-4A-BR2 5.508% (3-Month Term SOFR + 165 basis points), 10/26/2034
1,2,3
1,000,000 1,001,824
Sound Point CLO Ltd.
Series 2018-2A-A 5.220% (3-Month Term SOFR + 136.2 basis points), 7/26/2031
1,2,3
163,714 163,801

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
3
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Symphony CLO Ltd.
Series 2021-25A-AR 4.874% (3-Month Term SOFR + 105 basis points), 4/19/2034
1,2,3
1,000,000 $ 999,962
THL Credit Wind River CLO Ltd.
Series 2019-3A-AR3 4.992% (3-Month Term SOFR + 120 basis points), 1/15/2038
1,2,3
1,750,000 1,754,273
Thompson Park CLO Ltd.
Series 2021-1A-A1R 4.955% (3-Month Term SOFR + 105 basis points), 4/15/2034
1,2,3
1,500,000 1,499,907
Trinitas CLO Ltd.
Series 2019-10A-AR2 4.948% (3-Month Term SOFR + 114 basis points), 1/15/2035
1,2,3
1,000,000 1,000,017
Series 2019-10A-B1R2 5.508% (3-Month Term SOFR + 170 basis points), 1/15/2035
1,2,3
500,000 500,005
Series 2021-15A-A1R 4.977% (3-Month Term SOFR + 112 basis points), 4/22/2034
1,2,3
500,000 500,148
Series 2021-15A-B1R 5.507% (3-Month Term SOFR + 165 basis points), 4/22/2034
1,2,3
250,000 250,457
Voya CLO Ltd.
Series 2015-3A-A1R4 4.844% (3-Month Term SOFR + 96 basis points), 10/20/2031
1,2,3
326,633 327,005
Series 2019-4A-BR 5.916% (3-Month Term SOFR + 201.2 basis points), 1/15/2035
1,2,3
250,000 250,669
Wellman Park CLO Ltd.
Series 2021-1A-AR 5.255% (3-Month Term SOFR + 135 basis points), 7/15/2037
1,2,3
1,000,000 1,003,162
Whitebox CLO Ltd.
Series 2020-2A-A1R2 5.245% (3-Month Term SOFR + 138 basis points), 10/24/2037
1,2,3
2,000,000 2,005,961
Wind River CLO Ltd.
Series 2021-4A-AR 5.100% (3-Month Term SOFR + 123 basis points), 1/20/2035
1,2,3
1,000,000 1,000,252
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $70,359,410) 70,459,469
Number
of Shares
SHORT-TERM INVESTMENTS — 0 .7%
Money Market Funds — 0 .7%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.66%
5
464,838 464,838
TOTAL SHORT-TERM INVESTMENTS
(Cost $464,838) 464,838
TOTAL INVESTMENTS — 98.9%
(Cost $70,824,248) 70,924,307
Other Assets in Excess of Liabilities — 1.1% 758,014
TOTAL NET ASSETS — 100.0% $ 71,682,321
1
Callable.
2
Floating rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $70,459,469 which represents 98.29% of total net assets of the Fund.
4
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
5
The rate is the annualized seven-day yield at period end.

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)
4
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES — 4.8%
Ally Auto Receivables Trust
Series 2025-1-A2
, 4.030% , 7/17/2028
1
165,000 $ 165,177
American Express Credit Account Master Trust
Series 2023-1-A
, 4.870% , 5/15/2028
1
555,000 557,087
Barings Equipment Finance LLC
Series 2025-A-A2
, 4.640% , 10/13/2028
1,2
362,072 364,400
Series 2025-B-A2
, 4.020% , 2/13/2029
1,2
140,000 140,311
Capital One Multi-Asset Execution Trust
Series 2023-A1-A
, 4.420% , 5/15/2028
1
150,000 150,304
Capital One Prime Auto Receivables Trust
Series 2022-2-A3
, 3.660% , 5/17/2027
1
13,796 13,791
Chase Auto Owner Trust
Series 2024-5A-A2
, 4.400% , 11/26/2027
1,2
15,014 15,026
Series 2025-2A-A2
, 3.910% , 12/26/2028
1,2
240,000 240,173
Chase Issuance Trust
Series 2024-A1-A
, 4.600% , 1/15/2029
1
390,000 393,610
Citizens Auto Receivables Trust
Series 2024-1-A3
, 5.110% , 4/17/2028
1,2
536,630 539,632
Dell Equipment Finance Trust
Series 2024-1-A3
, 5.390% , 3/22/2030
1,2
477,419 480,955
DLLAA LLC
Series 2023-1A-A3
, 5.640% , 2/22/2028
1,2
424,559 429,220
GM Financial Automobile Leasing Trust
Series 2024-3-A2A
, 4.290% , 1/20/2027
1
29,331 29,347
Series 2025-2-A2A
, 4.550% , 7/20/2027
1
45,871 46,012
Series 2025-3-A2A
, 4.190% , 10/20/2027
1
100,000 100,240
GM Financial Consumer Automobile Receivables Trust
Series 2025-2-A2A
, 4.400% , 2/16/2028
1
22,108 22,156
Honda Auto Receivables Owner Trust
Series 2023-3-A3
, 5.410% , 2/18/2028
1
194,771 196,159
Series 2025-2-A2A
, 4.300% , 1/18/2028
1
62,566 62,695
Hyundai Auto Lease Securitization Trust
Series 2025-B-A2A
, 4.580% , 9/15/2027
1,2
62,847 63,092
Hyundai Auto Receivables Trust
Series 2025-B-A2A
, 4.450% , 8/15/2028
1
80,000 80,264
John Deere Owner Trust
Series 2022-C-A3
, 5.090% , 6/15/2027
1
24,217 24,278
Series 2024-A-A3
, 4.960% , 11/15/2028
1
580,000 585,234
Series 2025-A-A2A
, 4.230% , 3/15/2028
1
42,840 42,924
Kubota Credit Owner Trust
Series 2023-2A-A3
, 5.280% , 1/18/2028
1,2
214,611 216,273
Series 2025-2A-A2
, 4.480% , 4/17/2028
1,2
75,000 75,411
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3
, 5.470% , 10/20/2028
1,2
77,588 78,100
Toyota Auto Receivables Owner Trust
Series 2025-B-A2A
, 4.460% , 3/15/2028
1
57,832 57,977

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
5
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
Toyota Lease Owner Trust
Series 2024-A-A3
, 5.250% , 4/20/2027
1,2
59,709 $ 59,934
USB Auto Owner Trust
Series 2025-1A-A2
, 4.510% , 6/15/2028
1,2
64,773 64,917
Volkswagen Auto Loan Enhanced Trust
Series 2024-1-A2A
, 4.650% , 11/22/2027
1
273,686 274,379
Volvo Financial Equipment LLC
Series 2025-2A-A2
, 3.960% , 6/15/2028
1,2
145,000 145,195
TOTAL ASSET-BACKED SECURITIES
(Cost $5,705,096) 5,714,273
BANK LOANS
—
5.9%
A-AP Buyer, Inc., First Lien, Initial Term Loan
6.466% (1-Month Term SOFR + 275 basis points), 9/9/2031
1,3,4
198,496 199,551
Acrisure LLC, First Lien, 2025 Refinancing Term Loan, B
6.966% (1-Month Term SOFR + 325 basis points), 6/21/2032
1,3,4
199,000 199,497
Alliant Holdings Intermediate LLC, First Lien, Initial Term Loan
6.216% (1-Month Term SOFR + 250 basis points), 9/19/2031
1,3,4
98,754 99,088
Altium Packaging LLC, First Lien, 2024 Refinancing Term Loan
6.416% (1-Month Term SOFR + 250 basis points), 6/11/2031
3,4
199,494 193,259
American Airlines, Inc., First Lien, 2024 Term Loan, B
6.000% (6-Month Term SOFR + 225 basis points), 2/15/2028
1,3,4
98,980 99,361
Amynta Agency Borrower, Inc., First Lien, 2025 Refinancing Term Loan
6.466% (1-Month Term SOFR + 275 basis points), 12/29/2031
3,4
149,250 149,763
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial Term Loan
6.986% (1-Month Term SOFR + 325 basis points), 6/13/2030
1,3,4
199,000 200,866
Astoria Energy LLC, First Lien, Advance Term Loan, B
6.463% (1-Month Term SOFR + 2.75%; 3-Month Term SOFR + 2.75% basis points), 6/16/2032
1,3,4
142,091 143,402
AthenaHealth Group, Inc., First Lien, Initial Term Loan
6.466% (1-Month Term SOFR + 275 basis points), 2/15/2029
1,3,4
99,250 99,560
Belron Finance 2019 LLC, First Lien, 2031 Dollar Incremental Term Loan
6.120% (3-Month Term SOFR + 225 basis points), 10/16/2031
1,3,4
198,500 199,865
Burlington Coat Factory Warehouse Corp., First Lien, Term Loan, B
5.466% (1-Month Term SOFR + 175 basis points), 9/24/2031
1,3,4
198,492 199,153
Calpine Construction Finance Co. LP, First Lien, 2025 Refinancing Term Loan
5.466% (1-Month Term SOFR + 175 basis points), 7/31/2030
3,4
100,000 100,203
Citadel Securities LP, First Lien, 2024 Term Loan, B
5.672% (3-Month Term SOFR + 200 basis points), 10/31/2031
1,3,4
98,751 99,381
Cotiviti, Inc., First Lien, New Term Loan, B
6.623% (1-Month Term SOFR + 275 basis points), 5/1/2031
1,3,4
98,750 95,129
Cross Financial Corp., First Lien, Term Loan, B4
6.466% (1-Month Term SOFR + 275 basis points), 10/31/2031
3,4
99,251 99,748
Delta Topco, Inc., Second Lien, Second Amendment Term Loan
9.059% (1-Month Term SOFR + 5.25%; 3-Month Term SOFR + 5.25% basis points), 12/24/2030
3,4
200,000 197,646
EFS Cogen Holdings I LLC, First Lien, Term Loan, B
6.672% (3-Month Term SOFR + 300 basis points), 10/3/2031
3,4
191,436 193,196
EW Scripps Co. (The), First Lien, Term Loan, B2
9.600% (1-Month Term SOFR + 575 basis points), 6/30/2028
3,4
104,124 105,575

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
6
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
Financiere Mendel SAS, First Lien, New Term Loan, B
6.593% (3-Month Term SOFR + 275 basis points), 11/8/2030
3,4
198,496 $ 200,026
Fleet Midco I Ltd., First Lien, Term Loan, B2
6.792% (6-Month Term SOFR + 275 basis points), 2/21/2031
3,4
199,500 200,747
Fugue Finance BV, First Lien, Fourteenth Amendment Dollar Term Loan
6.572% (3-Month Term SOFR + 275 basis points), 1/9/2032
1,3,4
199,000 199,945
GIH Borrower LLC, First Lien, Term Loan, B
6.502% (3-Month Term SOFR + 250 basis points), 11/26/2031
1,3,4
99,250 99,771
Global Medical Response, Inc., First Lien, Initial Term Loan
7.384% (3-Month Term SOFR + 350 basis points), 10/1/2032
3,4
99,919 100,661
Grinding Media, Inc., First Lien, Term Loan, B
7.335% (3-Month Term SOFR + 350 basis points), 10/12/2028
1,3,4
98,750 98,935
HUB International Ltd., First Lien, 2025 Incremental Term Loan, B
6.120% (3-Month Term SOFR + 225 basis points), 6/20/2030
1,3,4
84,469 85,002
Hudson River Trading LLC, First Lien, Term Loan, B
6.486% (1-Month Term SOFR + 275 basis points), 3/18/2030
1,3,4
98,495 99,036
Hunterstown Generation LLC, First Lien, Term Loan
7.002% (3-Month Term SOFR + 300 basis points), 11/6/2031
3,4
199,500 200,035
Inception Holdco SARL, First Lien, Term Loan, B9
6.922% (3-Month Term SOFR + 325 basis points), 4/18/2031
3,4
199,500 201,433
Installed Building Products, Inc., First Lien, Term Loan, B3
5.466% (1-Month Term SOFR + 175 basis points), 3/28/2031
1,3,4
98,744 99,155
Iridium Satellite LLC, First Lien, Term Loan, B4
5.966% (1-Month Term SOFR + 225 basis points), 9/20/2030
1,3,4
97,680 95,415
LSF12 Crown US Commercial Bidco LLC, First Lien, 2025 Refinancing Term Loan
7.373% (1-Month Term SOFR + 350 basis points), 12/2/2031
3,4
97,153 97,881
Medline Borrower LP, First Lien, 2028 Refinancing Term Loan
5.466% (1-Month Term SOFR + 175 basis points), 10/23/2028
1,3,4
18,296 18,371
Michael Baker International, Inc., First Lien, Term Loan, B1
7.840% (3-Month Term SOFR + 400 basis points), 12/1/2028
3,4
98,752 99,101
MKS, Inc., First Lien, 2025-1 Dollar Term Loan, B
5.716% (1-Month Term SOFR + 200 basis points), 8/17/2029
1,3,4
173,740 174,862
OneDigital Borrower LLC, First Lien, 2025 Refinancing Term Loan, B
6.716% (1-Month Term SOFR + 300 basis points), 7/2/2031
1,3,4
98,500 98,871
Padagis LLC, First Lien, Term Loan, B
8.949% (3-Month Term SOFR + 475 basis points), 7/6/2028
1,3,4
175,000 165,813
Phoenix Guarantor, Inc., First Lien, Term Loan, B5
6.216% (1-Month Term SOFR + 250 basis points), 2/21/2031
3,4
248,116 249,610
Pioneer AcquisitionCo LLC, First Lien, Initial Term Loan
6.939% (3-Month Term SOFR + 325 basis points), 10/27/2032
3,4
200,000 201,125
Project Alpha Intermediate Holding, Inc., First Lien, Second Amendment Refinancing Term
Loan
7.252% (3-Month Term SOFR + 325 basis points), 10/28/2030
1,3,4
99,246 99,204
Quartz AcquireCo LLC, First Lien, Term Loan, B2
5.922% (3-Month Term SOFR + 225 basis points), 6/28/2030
3,4
198,477 198,477
Quikrete Holdings, Inc., First Lien, Term Loan, B3
5.966% (1-Month Term SOFR + 225 basis points), 2/10/2032
1,3,4
99,250 99,668

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
7
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
Radiology Partners, Inc., First Lien, Term Loan, B
8.502% (3-Month Term SOFR + 450 basis points), 6/30/2032
1,3,4
149,625 $ 149,543
Red Planet Borrower LLC, First Lien, Initial Term Loan
7.916% (1-Month Term SOFR + 400 basis points), 9/8/2032
1,3,4
200,000 200,625
Rocket Software, Inc., First Lien, Term Loan, B
7.466% (1-Month Term SOFR + 375 basis points), 11/28/2028
1,3,4
98,754 98,856
Ryan Specialty LLC, First Lien, Term Loan, B1
5.716% (1-Month Term SOFR + 200 basis points), 9/15/2031
1,3,4
198,496 199,097
SCIL IV LLC, First Lien, Term Loan, B2
7.759% (12-Month Term SOFR + 400 basis points), 11/8/2032
3,4
250,000 250,860
WMG Acquisition Corp., First Lien, Term Loan, B
5.572% (3-Month Term SOFR + 175 basis points), 1/24/2031
3,4
100,000 100,500
Zayo Group Holdings, Inc., First Lien, Initial Dollar Term Loan
6.831% (1-Month Term SOFR + 300 basis points), 3/11/2030
3,4
161,227 153,459
TOTAL BANK LOANS
(Cost $6,988,016) 7,010,327
COLLATERALIZED LOAN OBLIGATIONS
—
51.2%
720 East CLO Ltd.
Series 2023-2A-D1R 6.925% (3-Month Term SOFR + 275 basis points), 10/15/2038
1,2,4
500,000 502,771
Series 2023-2A-ER 9.675% (3-Month Term SOFR + 550 basis points), 10/15/2038
1,2,4
500,000 503,354
Apidos CLO Ltd.
Series 2018-18A-A1R2 5.187% (3-Month Term SOFR + 133 basis points), 1/22/2038
1,2,4
500,000 501,187
Series 2025-54A-A1 5.472% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,4
1,000,000 1,003,127
Ares CLO Ltd.
Series 2016-39A-AR3 5.304% (3-Month Term SOFR + 142 basis points), 7/18/2037
1,2,4
1,000,000 1,003,587
Series 2021-61A-ER 10.724% (3-Month Term SOFR + 684 basis points), 4/20/2037
1,2,4
500,000 502,219
Series 2022-66A-D1R2 6.958% (3-Month Term SOFR + 290 basis points), 10/25/2038
1,2,4
1,000,000 1,006,043
Series 2025-76A-E 11.065% (3-Month Term SOFR + 716 basis points), 5/27/2038
1,2,4
250,000 254,620
Ballyrock CLO Ltd.
Series 2021-17A-DR 9.984% (3-Month Term SOFR + 610 basis points), 10/20/2038
1,2,4
250,000 246,425
Barings CLO Ltd.
Series 2023-1A-ER 10.584% (3-Month Term SOFR + 670 basis points), 4/20/2038
1,2,4
500,000 508,934
Series 2025-3A-D1 6.862% (3-Month Term SOFR + 280 basis points), 3/31/2038
1,2,4
1,000,000 1,005,182
Series 2025-7A-D1 6.428% (3-Month Term SOFR + 270 basis points), 1/15/2038
1,2,4
1,000,000 999,960
Series 2025-8A-E , 1/15/2039
1,2,5
1,000,000 1,000,000
Benefit Street Partners CLO Ltd.
Series 2014-IVA-AR5 5.204% (3-Month Term SOFR + 125 basis points), 10/20/2038
1,2,4
1,000,000 1,000,576
Series 2025-42A-A 5.371% (3-Month Term SOFR + 130 basis points), 10/25/2038
1,2,4
1,000,000 1,002,524
Birch Grove CLO Ltd.
Series 2024-8A-E 10.984% (3-Month Term SOFR + 710 basis points), 4/20/2037
1,2,4
500,000 510,201
Black Diamond CLO Ltd.
Series 2022-1A-A1A 6.358% (3-Month Term SOFR + 250 basis points), 10/25/2035
1,2,4
1,000,000 1,006,607
BlueMountain CLO Ltd.
Series 2020-30A-DR 7.205% (3-Month Term SOFR + 330 basis points), 4/15/2035
1,2,4
900,000 902,127
Bryant Park Funding Ltd.
Series 2023-20A-DR 7.305% (3-Month Term SOFR + 340 basis points), 4/15/2038
1,2,4
250,000 251,051
Series 2023-21A-ER 9.161% (3-Month Term SOFR + 525 basis points), 10/18/2038
1,2,4
500,000 500,055

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
8
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
CBAM Ltd.
Series 2018-5A-D1R 7.112% (3-Month Term SOFR + 300 basis points), 10/17/2038
1,2,4
1,000,000 $ 1,002,702
Cedar Funding CLO Ltd.
Series 2023-17A-D1R 6.934% (3-Month Term SOFR + 305 basis points), 7/20/2038
1,2,4
1,000,000 1,006,636
CIFC Funding Ltd.
Series 2018-1A-A1R 5.204% (3-Month Term SOFR + 132 basis points), 1/18/2038
1,2,4
500,000 500,709
Dryden CLO Ltd.
Series 2019-75A-AR3 4.913% (3-Month Term SOFR + 104 basis points), 4/14/2034
1,2,4
1,000,000 999,863
Series 2019-80A-DR 6.982% (3-Month Term SOFR + 310 basis points), 1/17/2033
1,2,4
475,000 472,281
Series 2023-102A-ER 9.755% (3-Month Term SOFR + 585 basis points), 10/15/2038
1,2,4
500,000 501,806
Series 2025-120A-E 9.146% (3-Month Term SOFR + 545 basis points), 1/15/2039
1,2,4
500,000 500,000
Dryden Senior Loan Fund
Series 2013-30A-DR 6.713% (3-Month Term SOFR + 286.2 basis points), 11/15/2028
1,2,4
500,000 502,815
Series 2016-45A-A1RR 4.985% (3-Month Term SOFR + 108 basis points), 10/15/2030
1,2,4
132,140 132,298
Series 2016-45A-DRR 6.955% (3-Month Term SOFR + 305 basis points), 10/15/2030
1,2,4
625,000 627,956
Eaton Vance CLO Ltd.
Series 2013-1A-AR4 5.245% (3-Month Term SOFR + 134 basis points), 10/15/2038
1,2,4
1,000,000 1,002,476
Series 2013-1A-D1R4 6.905% (3-Month Term SOFR + 300 basis points), 10/15/2038
1,2,4
1,000,000 1,005,517
Elmwood CLO Ltd.
Series 2021-1A-AR 5.434% (3-Month Term SOFR + 155 basis points), 4/20/2037
1,2,4
800,000 804,127
Series 2021-2A-D1R 6.534% (3-Month Term SOFR + 265 basis points), 4/20/2038
1,2,4
1,000,000 1,002,217
Series 2021-3A-AR2 5.184% (3-Month Term SOFR + 130 basis points), 7/20/2038
1,2,4
1,000,000 1,003,233
Series 2021-3A-DR2 6.934% (3-Month Term SOFR + 305 basis points), 7/20/2038
1,2,4
1,000,000 1,005,429
Series 2021-5A-D1R 7.005% (3-Month Term SOFR + 310 basis points), 10/15/2037
1,2,4
1,000,000 1,001,826
Series 2022-1A-A1R 5.184% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,4
1,500,000 1,503,050
Empower CLO Ltd.
Series 2023-1A-D1R 7.708% (3-Month Term SOFR + 385 basis points), 4/25/2038
1,2,4
1,000,000 1,006,393
Series 2023-1A-ER 11.198% (3-Month Term SOFR + 734 basis points), 4/25/2038
1,2,4
250,000 253,748
Golub Capital Partners Static Ltd.
Series 2024-1A-AR 5.446% (3-Month Term SOFR + 112 basis points), 7/20/2035
1,2,4
2,000,000 2,003,043
Highbridge Loan Management Ltd.
Series 5A-2015-DR3 6.905% (3-Month Term SOFR + 300 basis points), 10/15/2030
1,2,4
500,000 501,660
Invesco US CLO Ltd.
Series 2023-2A-ER 11.750% (3-Month Term SOFR + 788 basis points), 4/21/2038
1,2,4
250,000 255,985
Series 2025-2A-D 7.291% (3-Month Term SOFR + 300 basis points), 7/15/2038
1,2,4
1,000,000 1,005,249
KKR CLO Ltd.
Series 40A-AR 5.184% (3-Month Term SOFR + 130 basis points), 10/20/2034
1,2,4
1,000,000 1,001,775
Magnetite Ltd.
Series 2020-27A-D1RR 6.584% (3-Month Term SOFR + 265 basis points), 10/20/2038
1,2,4
750,000 754,160
Menlo CLO Ltd.
Series 2024-1A-A1 5.304% (3-Month Term SOFR + 142 basis points), 1/20/2038
1,2,4
500,000 501,244
Series 2024-1A-D1 7.134% (3-Month Term SOFR + 325 basis points), 1/20/2038
1,2,4
500,000 502,626
Series 2025-3A-D 6.894% (3-Month Term SOFR + 300 basis points), 10/16/2038
1,2,4
750,000 752,018
Morgan Stanley Eaton Vance CLO Ltd.
Series 2021-1A-ER 10.004% (3-Month Term SOFR + 606 basis points), 10/23/2037
1,2,4
500,000 502,655
Series 2023-19A-D1R 6.905% (3-Month Term SOFR + 300 basis points), 7/15/2038
1,2,4
1,000,000 1,006,649
Neuberger Berman CLO Ltd.
Series 2016-22A-ER2 10.712% (3-Month Term SOFR + 683 basis points), 4/15/2038
1,2,4
250,000 252,373
Series 2019-32RA-D1 7.279% (3-Month Term SOFR + 295 basis points), 7/20/2039
1,2,4
1,000,000 1,005,116

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
9
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Neuberger Berman Loan Advisers CLO Ltd.
Series 2020-36RA-A 5.552% (3-Month Term SOFR + 127 basis points), 7/20/2039
1,2,4
1,000,000 $ 1,001,428
Series 2020-39A-A1R 5.414% (3-Month Term SOFR + 153 basis points), 4/20/2038
1,2,4
500,000 501,079
Series 2021-41A-DR 6.705% (3-Month Term SOFR + 280 basis points), 4/15/2034
1,2,4
500,000 502,533
Neuberger Berman Loan Advisers NBLA CLO Ltd.
Series 2022-52A-AR 5.215% (3-Month Term SOFR + 135 basis points), 10/24/2038
1,2,4
1,000,000 1,003,248
New Mountain CLO Ltd.
Series 4A-ER 10.794% (3-Month Term SOFR + 691 basis points), 3/20/2038
1,2,4
450,000 463,923
NYACK Park CLO Ltd.
Series 2021-1A-D1R 6.618% (3-Month Term SOFR + 270 basis points), 10/20/2038
1,2,4
500,000 498,818
Oaktree CLO Ltd.
Series 2022-1A-DR 7.005% (3-Month Term SOFR + 310 basis points), 7/15/2038
1,2,4
1,000,000 1,005,429
Series 2022-1A-ER 9.905% (3-Month Term SOFR + 600 basis points), 7/15/2038
1,2,4
1,000,000 994,874
Series 2023-2A-A1R 5.234% (3-Month Term SOFR + 135 basis points), 7/20/2038
1,2,4
1,000,000 1,000,187
Octagon Investment Partners Ltd.
Series 2019-1A-D1R 6.681% (3-Month Term SOFR + 285 basis points), 10/15/2038
1,2,4
250,000 250,006
OHA Credit Partners Ltd.
Series 2015-12A-ER2 10.110% (3-Month Term SOFR + 625 basis points), 4/23/2037
1,2,4
500,000 504,793
Post CLO Ltd.
Series 2023-1A-A1R 5.160% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,4
1,000,000 1,002,558
Series 2023-1A-BR 5.560% (3-Month Term SOFR + 170 basis points), 10/20/2038
1,2,4
1,000,000 1,006,287
Series 2024-2A-E 10.384% (3-Month Term SOFR + 650 basis points), 1/20/2038
1,2,4
500,000 515,344
Series 2025-1A-E 9.110% (3-Month Term SOFR + 540 basis points), 1/20/2039
1,2,4
500,000 498,084
Rad CLO Ltd.
Series 2021-15A-A1AR 5.244% (3-Month Term SOFR + 136 basis points), 7/20/2040
1,2,4
1,000,000 1,002,787
Regatta Funding Ltd.
Series 2025-4A-A1 5.442% (3-Month Term SOFR + 134 basis points), 7/25/2038
1,2,4
1,000,000 1,003,587
Riserva CLO Ltd.
Series 2016-3A-DRR 7.396% (3-Month Term SOFR + 351.2 basis points), 1/18/2034
1,2,4
500,000 496,309
RR Ltd.
Series 2022-21A-DR 9.755% (3-Month Term SOFR + 585 basis points), 7/15/2039
1,2,4
500,000 503,669
Shackleton CLO Ltd.
Series 2015-7RA-ARR 5.005% (3-Month Term SOFR + 110 basis points), 7/15/2031
1,2,4
272,260 272,585
Series 2019-14A-ERR 9.784% (3-Month Term SOFR + 590 basis points), 7/20/2034
1,2,4
500,000 494,059
Signal Peak CLO Ltd.
Series 2017-4A-BR2 5.508% (3-Month Term SOFR + 165 basis points), 10/26/2034
1,2,4
1,500,000 1,502,736
Trestles CLO Ltd.
Series 2025-8A-D1 7.297% (3-Month Term SOFR + 300 basis points), 6/11/2035
1,2,4
750,000 754,563
Trinitas CLO Ltd.
Series 2019-10A-B1R2 5.508% (3-Month Term SOFR + 170 basis points), 1/15/2035
1,2,4
1,000,000 1,000,011
Voya CLO Ltd.
Series 2017-3A-CRR 6.984% (3-Month Term SOFR + 310 basis points), 4/20/2034
1,2,4
1,250,000 1,253,248
Whitebox CLO Ltd.
Series 2023-4A-ER 10.364% (3-Month Term SOFR + 648 basis points), 4/20/2036
1,2,4
500,000 507,938

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
10
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Wind River CLO Ltd.
Series 2021-4A-AR 5.100% (3-Month Term SOFR + 123 basis points), 1/20/2035
1,2,4
1,000,000 $ 1,000,252
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $60,356,913) 60,630,520
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A
, 2.954% , 11/5/2034
1,2
711,982 627,049
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $609,864) 627,049
CORPORATE BONDS —25.2%
AUTOMOBILES — 0.2%
BMW US Capital LLC
3.625%, 4/18/2029
1,2
65,000 63,916
Volkswagen Group of America Finance LLC
5.400%, 3/20/2026
1,2
125,000 125,337
189,253
BEVERAGES — 0.9%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/2029
1
300,000 306,097
Constellation Brands, Inc.
2.250%, 8/1/2031
1
130,000 115,401
Keurig Dr. Pepper, Inc.
3.950%, 4/15/2029
1
170,000 168,210
Pernod Ricard International Finance LLC
1.250%, 4/1/2028
1,2
250,000 235,140
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, 4/30/2029
1,2
250,000 243,520
1,068,368
BIOTECHNOLOGY — 0.8%
AbbVie, Inc.
4.250%, 11/14/2028
1
350,000 353,935
Amgen, Inc.
2.200%, 2/21/2027
1
300,000 294,431
Gilead Sciences, Inc.
2.950%, 3/1/2027
1
250,000 247,657
Grifols SA
4.750%, 10/15/2028
1,2
45,000 44,475
940,498
BROADLINE RETAIL — 0.2%
Amazon.com, Inc.
3.900%, 11/20/2028
1
20,000 20,067
Amazon.com, Inc.
4.100%, 11/20/2030

35,000 35,049

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
11
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
BROADLINE RETAIL (Continued)
Match Group Holdings II LLC
5.000%, 12/15/2027
1,2
45,000 $ 45,112
Match Group Holdings II LLC
4.625%, 6/1/2028
1,2
150,000 149,370
249,598
BUILDING PRODUCTS — 0.4%
Advanced Drainage Systems, Inc.
5.000%, 9/30/2027
1,2
175,000 175,397
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/2031
1,2
250,000 267,592
442,989
CAPITAL MARKETS — 0.6%
Osaic Holdings, Inc.
8.000%, 8/1/2033
1,2
196,000 204,914
S&P Global, Inc.
2.450%, 3/1/2027
1
325,000 319,958
VFH Parent LLC / Valor Co-Issuer, Inc.
7.500%, 6/15/2031
1,2
225,000 236,221
761,093
CHEMICALS — 0.5%
HB Fuller Co.
4.250%, 10/15/2028
1
250,000 247,995
Sherwin-Williams Co. (The)
3.450%, 6/1/2027
1
300,000 297,909
545,904
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.625%, 6/1/2028
1,2
275,000 271,401
Clean Harbors, Inc.
5.125%, 7/15/2029
1,2
125,000 125,220
GFL Environmental, Inc.
4.000%, 8/1/2028
1,2
300,000 296,077
Reworld Holding Corp.
4.875%, 12/1/2029
1,2
200,000 192,420
Veralto Corp.
5.500%, 9/18/2026
1
125,000 126,099
1,011,217
CONSTRUCTION & ENGINEERING — 0.1%
MasTec, Inc.
4.500%, 8/15/2028
1,2
150,000 149,238
CONSUMER FINANCE — 0.6%
American Honda Finance Corp.
4.336%(Term SOFR + 55 basis points), 5/21/2026

295,000 295,355

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
12
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
CONSUMER FINANCE (Continued)
Avolon Holdings Funding Ltd.
5.150%, 1/15/2030
1,2
120,000 $ 122,025
Ford Motor Credit Co. LLC
2.900%, 2/10/2029
1
300,000 282,047
699,427
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
7-Eleven, Inc.
1.300%, 2/10/2028
1,2
165,000 155,870
CONTAINERS & PACKAGING — 0.4%
Crown Americas LLC / Crown Americas Capital Corp. V
4.250%, 9/30/2026
1
100,000 99,683
Graphic Packaging International LLC
3.750%, 2/1/2030
1,2
350,000 332,270
431,953
DISTRIBUTORS — 0.2%
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/2028
1,2
295,000 293,202
DIVERSIFIED REITS — 0.5%
Digital Realty Trust LP
3.700%, 8/15/2027
1
375,000 373,204
Simon Property Group LP
3.250%, 11/30/2026
1
275,000 273,518
646,722
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.
1.650%, 2/1/2028
1
100,000 95,349
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 5/1/2027
1,2
200,000 199,841
Verizon Communications, Inc.
4.329%, 9/21/2028
1
345,000 347,909
Verizon Communications, Inc.
4.016%, 12/3/2029
1
125,000 124,084
Virgin Media Finance plc
5.000%, 7/15/2030
1,2
175,000 154,456
921,639
ELECTRIC UTILITIES — 1.1%
AEP Transmission Co. LLC
3.100%, 12/1/2026
1
125,000 124,104
Alpha Generation LLC
6.750%, 10/15/2032
1,2
200,000 207,147
Duke Energy Corp.
3.150%, 8/15/2027
1
275,000 271,785

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
13
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
ELECTRIC UTILITIES (Continued)
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/2027
1
300,000 $ 293,786
NRG Energy, Inc.
3.625%, 2/15/2031
1,2
325,000 303,892
Southern Co. (The)
5.113%, 8/1/2027 175,000 177,929
1,378,643
ELECTRICAL EQUIPMENT — 0.1%
Vertiv Group Corp.
4.125%, 11/15/2028
1,2
166,000 164,058
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
CDW LLC / CDW Finance Corp.
3.569%, 12/1/2031
1
310,000 288,905
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 4/1/2028
1,2
200,000 201,336
Kodiak Gas Services LLC
7.250%, 2/15/2029
1,2
150,000 156,142
Star Holding LLC
8.750%, 8/1/2031
1,2
125,000 120,514
477,992
ENTERTAINMENT — 0.2%
Netflix, Inc.
4.875%, 4/15/2028
1
250,000 255,411
FINANCIAL SERVICES — 0.8%
Block, Inc.
6.000%, 8/15/2033
1,2
271,000 278,363
Global Payments, Inc.
2.150%, 1/15/2027
1
250,000 244,861
Siemens Financieringsmaatschappij NV
3.400%, 3/16/2027
1,2
400,000 398,671
921,895
FOOD PRODUCTS — 1.1%
Flowers Foods, Inc.
2.400%, 3/15/2031
1
310,000 274,098
General Mills, Inc.
4.200%, 4/17/2028
1
275,000 276,133
Hormel Foods Corp.
1.800%, 6/11/2030
1
110,000 99,343
J. M. Smucker Co. (The)
5.900%, 11/15/2028
1
175,000 183,412

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
14
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
FOOD PRODUCTS (Continued)
J. M. Smucker Co. (The)
2.375%, 3/15/2030
1
180,000 $ 167,425
Mars, Inc.
4.600%, 3/1/2028
1,2
300,000 304,178
1,304,589
GROUND TRANSPORTATION — 0.3%
Canadian Pacific Railway Co.
1.750%, 12/2/2026
1
325,000 318,743
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Avantor Funding, Inc.
4.625%, 7/15/2028
1,2
225,000 223,953
Avantor Funding, Inc.
3.875%, 11/1/2029
1,2
50,000 48,036
Baxter International, Inc.
1.730%, 4/1/2031
1
385,000 329,856
Becton Dickinson & Co.
3.700%, 6/6/2027
1
150,000 149,435
GE HealthCare Technologies, Inc.
5.650%, 11/15/2027
1
225,000 231,814
Stryker Corp.
4.850%, 12/8/2028
1
150,000 153,573
Zimmer Biomet Holdings, Inc.
5.350%, 12/1/2028
1
175,000 180,958
1,317,625
HEALTH CARE PROVIDERS & SERVICES — 1.3%
CVS Health Corp.
5.000%, 2/20/2026
1
75,000 75,029
Global Medical Response, Inc.
7.375%, 10/1/2032
1,2
105,000 109,345
HAH Group Holding Co. LLC
9.750%, 10/1/2031
1,2
125,000 117,641
HCA, Inc.
4.500%, 2/15/2027
1
200,000 200,465
HCA, Inc.
4.125%, 6/15/2029
1
250,000 249,234
Icon Investments Six DAC
5.809%, 5/8/2027
1
325,000 331,813
National Mentor Holdings, Inc.
10.500%, 12/15/2030
1,2
225,000 226,401
Surgery Center Holdings, Inc.
7.250%, 4/15/2032
1,2
200,000 202,544
Universal Health Services, Inc.
1.650%, 9/1/2026
1
50,000 49,168
1,561,640

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
15
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
HEALTH CARE TECHNOLOGY — 0.0%†
IQVIA, Inc.
5.700%, 5/15/2028
1
50,000 $ 51,763
HOTELS, RESTAURANTS & LEISURE — 1.3%
1011778 BC ULC / New Red Finance, Inc.
4.375%, 1/15/2028
1,2
125,000 124,664
Boyd Gaming Corp.
4.750%, 6/15/2031
1,2
150,000 146,659
Brightstar Lottery plc / Brightstar Global Solutions Corp.
5.750%, 1/15/2033
1,2
330,000 327,791
Light & Wonder International, Inc.
7.250%, 11/15/2029
1,2
100,000 102,759
Starbucks Corp.
4.850%, 2/8/2027
1
280,000 282,590
Starbucks Corp.
4.000%, 11/15/2028
1
175,000 174,857
VOC Escrow Ltd.
5.000%, 2/15/2028
1,2
138,000 138,060
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/2028
1,2
225,000 222,875
1,520,255
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
Atlantica Sustainable Infrastructure Ltd.
4.125%, 6/15/2028
1,2
230,000 224,099
Calpine Corp.
4.500%, 2/15/2028
1,2
56,000 56,063
Clearway Energy Operating LLC
4.750%, 3/15/2028
1,2
212,000 212,317
Vistra Corp.
8.000%, 4/15/2174
1,2
200,000 205,802
698,281
INSURANCE — 0.8%
AmWINS Group, Inc.
4.875%, 6/30/2029
1,2
300,000 295,273
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC
8.125%, 2/15/2032
1,2
275,000 284,106
Panther Escrow Issuer LLC
7.125%, 6/1/2031
1,2
250,000 259,220
Ryan Specialty LLC
4.375%, 2/1/2030
1,2
75,000 73,701
912,300
IT SERVICES — 0.8%
ASGN, Inc.
4.625%, 5/15/2028
1,2
225,000 221,793
Gartner, Inc.
4.500%, 7/1/2028
1,2
100,000 99,701

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
16
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
IT SERVICES (Continued)
International Business Machines Corp.
3.300%, 5/15/2026
1
75,000 $ 74,878
International Business Machines Corp.
3.300%, 1/27/2027
1
325,000 323,207
Virtusa Corp.
7.125%, 12/15/2028
1,2
200,000 197,269
916,848
MACHINERY — 0.2%
Mueller Water Products, Inc.
4.000%, 6/15/2029
1,2
193,000 188,607
MEDIA — 0.4%
Fox Corp.
4.709%, 1/25/2029
1
360,000 364,695
Nexstar Media, Inc.
5.625%, 7/15/2027
1,2
125,000 125,757
490,452
MULTI-UTILITIES — 0.4%
DTE Energy Co.
4.950%, 7/1/2027
1
300,000 304,082
Public Service Enterprise Group, Inc.
5.200%, 4/1/2029
1
150,000 154,229
458,311
OIL, GAS & CONSUMABLE FUELS — 1.2%
Cheniere Energy, Inc.
4.625%, 10/15/2028
1
275,000 274,630
Energy Transfer LP
4.950%, 5/15/2028
1
150,000 152,573
Energy Transfer LP
4.950%, 6/15/2028
1
150,000 152,514
Hess Midstream Operations LP
5.125%, 6/15/2028
1,2
125,000 125,584
NGPL PipeCo LLC
4.875%, 8/15/2027
1,2
250,000 251,091
Northriver Midstream Finance LP
6.750%, 7/15/2032
1,2
200,000 203,954
TerraForm Power Operating LLC
4.750%, 1/15/2030
1,2
207,000 201,893
1,362,239
PAPER & FOREST PRODUCTS — 0.1%
Ahlstrom Holding 3 Oy
4.875%, 2/4/2028
1,2
100,000 98,519

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
17
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
PASSENGER AIRLINES — 0.1%
Air Canada
3.875%, 8/15/2026
1,2
150,000 $ 149,371
PERSONAL CARE PRODUCTS — 0.2%
Haleon US Capital LLC
3.375%, 3/24/2027
1
300,000 297,898
PHARMACEUTICALS — 1.0%
Elanco Animal Health, Inc.
6.650%, 8/28/2028
1
100,000 104,754
Eli Lilly & Co.
4.200%, 8/14/2029
1
150,000 151,658
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/2028
1
475,000 481,359
Roche Holdings, Inc.
1.930%, 12/13/2028
1,2
140,000 132,925
Zoetis, Inc.
4.150%, 8/17/2028
1
175,000 176,003
Zoetis, Inc.
3.900%, 8/20/2028
1
125,000 124,964
1,171,663
PROFESSIONAL SERVICES — 0.2%
CoreLogic, Inc.
4.500%, 5/1/2028
1,2
225,000 221,487
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Entegris, Inc.
4.750%, 4/15/2029
1,2
333,000 334,058
Kioxia Holdings Corp.
6.250%, 7/24/2030
1,2
242,000 249,196
ON Semiconductor Corp.
3.875%, 9/1/2028
1,2
210,000 206,237
789,491
SOFTWARE — 1.1%
AppLovin Corp.
5.125%, 12/1/2029
1
260,000 266,777
Ellucian Holdings, Inc.
6.500%, 12/1/2029
1,2
200,000 204,430
Oracle Corp.
2.300%, 3/25/2028
1
300,000 286,139
Salesforce, Inc.
3.700%, 4/11/2028
1
325,000 325,132
VMware LLC
1.400%, 8/15/2026
1
200,000 197,097
1,279,575

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
18
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
SPECIALIZED REITS — 0.9%
American Tower Corp.
1.500%, 1/31/2028
1
325,000 $ 308,685
Crown Castle, Inc.
3.800%, 2/15/2028
1
250,000 248,106
Iron Mountain, Inc.
5.000%, 7/15/2028
1,2
60,000 60,051
Iron Mountain, Inc.
4.875%, 9/15/2029
1,2
225,000 222,133
SBA Communications Corp.
3.125%, 2/1/2029
1
280,000 268,072
1,107,047
SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.
3.100%, 5/3/2027
1
425,000 420,499
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Dell International LLC / EMC Corp.
5.250%, 2/1/2028
1
175,000 179,073
Dell International LLC / EMC Corp.
5.300%, 10/1/2029
1
175,000 180,670
Hewlett Packard Enterprise Co.
4.400%, 9/25/2027
1
250,000 251,361
611,104
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Beach Acquisition Bidco LLC
10.000%, 7/15/2033
1,2
150,000 158,080
TRADING COMPANIES & DISTRIBUTORS — 0.2%
United Rentals North America, Inc.
4.000%, 7/15/2030
1
200,000 194,004
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile USA, Inc.
2.250%, 2/15/2026
1
125,000 124,719
T-Mobile USA, Inc.
4.750%, 2/1/2028
1
150,000 150,063
274,782
TOTAL CORPORATE BONDS
(Cost $29,676,700) 29,869,048
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Flagstar Mortgage Trust
Series 2021-2-A6
, 2.500% , 4/25/2051
1,2
209,162 188,857
GS Mortgage-Backed Securities Trust
Series 2025-PJ11-A27
, 5.324% (30-Day Term SOFR Average + 135 basis points, 7.00% Cap),
5/25/2056
1,2,4
200,000 199,966

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
19
See accompanying Notes to Financial Statements.
Principal
Amount Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PMT Loan Trust
Series 2025-J5-A26
, 5.374% (30-Day Term SOFR Average + 140 basis points, 6.50% Cap),
1/25/2057
1,2,4
75,000 $ 74,933
Sequoia Mortgage Trust
Series 2021-4-A4
, 2.500% , 6/25/2051
1,2
206,113 183,311
Series 2025-12-A26F
, 5.424% (30-Day Term SOFR Average + 155 basis points, 6.50% Cap),
12/25/2055
1,2,4
312,206 312,769
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $957,794) 959,836
U.S. GOVERNMENT AND AGENCY SECURITIES —2.6%
United States Treasury Notes — 2.6%
U.S. Treasury Notes
4.332%, 1/31/2028 1,600,000 1,600,531
U.S. Treasury Notes
4.342%, 1/31/2029 1,400,000 1,418,102
3,018,633
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $2,992,190) 3,018,633
Number
of Shares
SHORT-TERM INVESTMENTS — 9.0%
Money Market Funds — 1.0%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.66%
6
1,126,539 1,126,539
Principal
Amount
United States Treasury Bills — 8.0%
U.S. Treasury Bills, 2.960%, 1/13/2026
7
1,000,000 998,931
U.S. Treasury Bills, 3.180%, 1/20/2026
7
2,000,000 1,996,471
U.S. Treasury Bills, 3.210%, 1/27/2026
7
1,000,000 997,553
U.S. Treasury Bills, 3.370%, 2/10/2026
7
2,500,000 2,490,433
U.S. Treasury Bills, 3.430%, 3/5/2026
7
1,000,000 993,934
U.S. Treasury Bills, 3.390%, 3/10/2026
7
1,000,000 993,541
U.S. Treasury Bills, 3.460%, 3/12/2026
7
1,000,000 993,214
9,464,077
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,587,599) 10,590,616
TOTAL INVESTMENTS — 100.0%
(Cost $117,874,172) 118,420,302
Liabilities in Excess of Other Assets — (0.0)% † (114,036)
TOTAL NET ASSETS — 100.0% $ 118,306,266

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
20
See accompanying Notes to Financial Statements.
†
Rounds to less than 0.1% of net assets.
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $78,600,804 which represents 66.44% of total net assets of the Fund.
3
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
4
Floating rate security.
5
Denotes investments purchased on a when-issued or delayed delivery basis.
6
The rate is the annualized seven-day yield at period end.

The rate shown represents the yield at period end.

Palmer Square Funds Trust
STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2025 (Unaudited)
21
See accompanying Notes to Financial Statements.
Palmer Square
CLO Senior Debt
ETF
Palmer
Square Credit
Opportunities ETF
Assets:
Investments in unaffiliated issuers, at value* $ 69,170,503 $ 118,420,302
Investments in affiliated issuers, at value* 1,753,804 —
Cash 250 76,103
Receivables:
Investment securities sold — 88,972
Interest 768,824 1,376,650
Total assets 71,693,381 119,962,027
Liabilities:
Investment securities purchased — 1,608,313
Advisory fees 11,060 47,448
Total Liabilities 11,060 1,655,761
Net Assets
$ 71,682,321 $ 118,306,266
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 71,570,064 $ 117,672,894
Total distributable earnings 112,257 633,372
Net Assets
$ 71,682,321 $ 118,306,266
Shares Outstanding and Net Asset Value Per Share:
Net assets applicable to shares outstanding $ 71,682,321 $ 118,306,266
Shares outstanding (unlimited number of shares authorized, no par value) $ 3,525,001 $ 5,750,000
Net assets value per share
$ 20 .34 $ 20 .58
*Identified Cost
Investments in unaffiliated issuers, at cost $ 69,074,248 $ 117,874,172
Investments in affiliated issuers, at cost $ 1,750,000 $ —

Palmer Square Funds Trust
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2025 (Unaudited)
22
See accompanying Notes to Financial Statements.
Palmer Square
CLO Senior Debt
ETF
Palmer
Square Credit
Opportunities
ETF
Investment Income
Interest income from unaffiliated securities $ 1,278,956 $ 2,768,511
Interest income from affiliated securities 43,163 —
Other Income — 7,714
Total investment income 1,322,119 2,776,225
Expenses:
Advisory fees (see note 3) 48,974 234,773
Net Expenses 48,974 234,773
Net Investment Income 1,273,145 2,541,452
Realized
Gain
and Unrealized
Appreciation
:
39,520 311,755
Net realized gain on: 2,000 112,758
Unaffiliated investments 2,045 112,757
Affiliated Investments (45) —
Net realized gain on investments 2,000 112,757
Net change in unrealized appreciation on: 37,520 198,997
Unaffiliated investments 34,605 198,998
Affiliated investments 2,915 —
Net change in unrealized appreciation of investments 37,520 198,998
Net realized and unrealized gain on investments 39,520 311,755
Net increase in net assets resulting from operations
$ 1,312,665 $ 2,853,207

Palmer Square Funds Trust
STATEMENTS OF CHANGES IN NET ASSETS
23
See accompanying Notes to Financial Statements.
Palmer Square CLO Senior Debt ETF Palmer Square Credit Opportunities ETF
For the
Six Months Ended
December 31, 2025
(Unaudited)
For the period
September 11,
2024
*
through
June 30, 2025
For the
Six Months Ended
December 31, 2025
(Unaudited)
For the period
September 11,
2024
*
through
June 30, 2025
Operations
Net investment income $ 1,273,145 $ 1,078,567 $ 2,541,452 $ 1,573,040
Net realized gain on investments 2,000 1,541 112,757 48,271
Net change in unrealized appreciation on investments 37,520 62,539 198,998 347,132
Net increase in net assets resulting from operations 1,312,665 1,142,647 2,853,207 1,968,443
Distributions to Shareholders:
Distributions (1,348,196) (994,859) (2,776,976) (1,396,696)
Total distributions to shareholders (1,348,196) (994,859) (2,776,976) (1,396,696)
Capital Transactions
1
Net proceeds from shares sold 36,279,129 36,816,878 42,417,057 76,870,774
Cost of  shares redeemed — (1,525,943) — (1,629,543)
Net increase in net assets from capital transactions 36,279,129 35,290,935 42,417,057 75,241,231
Total increase in net assets 36,243,598 35,438,723 42,493,288 75,812,978
Net Assets:
Beginning of period 35,438,723 — 75,812,978 —
End of period
$ 71,682,321 $ 35,438,723 $ 118,306,266 $ 75,812,978
Capital Share Transactions:
Shares sold 1,775,000 1,825,001 2,050,000 3,780,000
Shares redeemed — (75,000) — (80,000)
Net increase in capital share transactions 1,775,000 1,750,001 2,050,000 3,700,000
*
Date of commencement of operations.
1
Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 5 to the Financial
Statements.

Palmer Square Funds Trust
Palmer Square CLO Senior Debt ETF
FINANCIAL HIGHLIGHTS
24
See accompanying Notes to Financial Statements.
For the
Six Months Ended
December 31, 2025
(Unaudited)
For the period
September 11, 2024
*
through
June 30, 2025
PER COMMON SHARE DATA
1
Net asset value, beginning of period
$ 20.25 $ 20.00
Income from Investment Operations:
Net investment income
2
0.53 0.89
Net realized and unrealized gain 0.03 0.09
Total from investment operations 0.56 0.98
Less Distributions:
From net investment income (0.47) (0.73)
Total Distributions (0.47) (0.73)
Net asset value, end of period $ 20.34 $ 20.25
Total return 2.80% 4.96%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 71,682 $ 35,439
Ratio of expenses to average net assets
3
0.20% 0.20%
Ratio of net investment income to average net assets
3
5.18% 5.46%
Portfolio Turnover Rate
4
33% 68%
*
Date of commencement of operations.
1
For a Fund share outstanding for the entire period.
2
Based on average shares outstanding for the period.
3
Annualized for periods less than one year.
4
Not annualized.

Palmer Square Funds Trust
Palmer Square Credit Opportunities ETF
FINANCIAL HIGHLIGHTS
25
See accompanying Notes to Financial Statements.
For the
Six Months Ended
December 31, 2025
(Unaudited)
For the period
September 11, 2024
*
through
June 30, 2025
PER COMMON SHARE DATA
1
Net asset value, beginning of period
$ 20.49 $ 20.00
Income from Investment Operations:
Net investment income
2
0.56 0.91
Net realized and unrealized gain 0.08 0.23
Total from investment operations 0.64 1.14
Less Distributions:
From net investment income (0.54) (0.65)
Distributions from Net Realized Gain (0.01) —
Total Distributions (0.55) (0.65)
Net asset value, end of period $ 20.58 $ 20.49
Total return 3.16% 5.77%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 118,306 $ 75,813
Ratio of expenses to average net assets
3
0.50% 0.50%
Ratio of net investment income to average net assets
3
5.40% 5.55%
Portfolio Turnover Rate
4
50% 100%
*
Date of commencement of operations.
1
For a Fund share outstanding for the entire period.
2
Based on average shares outstanding for the period.
3
Annualized for periods less than one year.
4
Not annualized.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS
As of December 31, 2025 (unaudited)
26
1. Organization
Palmer Square CLO Senior Debt ETF and Palmer Square Credit Opportunities ETF (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Palmer Square Funds Trust, a Delaware statutory trust (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds commenced operations on September 11, 2024.
The Palmer Square CLO Senior Debt ETF's primary investment objective is to seek to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.
The Palmer Square Credit Opportunities ETF's primary investment objective is to seek a high level of current income. A secondary objective is to seek long-term capital appreciation.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.
Each Fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the Fund’s portfolio management team. The Chief Investment Officer of the Adviser serves as the chief operating decision maker (CODM). The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.
2. Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Cash
The Funds may have a temporary overdraft with the custodian bank, which is presented as a liability in the Statement of Assets and
Liabilities under 'Due to Custodian'.
(b) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”)
market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (unaudited)
27
(c) Bank Loans
The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.
Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.
In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.
Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so
(including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the
Funds are committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.
(d) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.
(e) Collateralized Loan Obligations
Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”)
and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and
(iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (unaudited)
28
Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.
(g) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not”
standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(h) Distributions to Shareholders
The Funds will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions, typically in December, are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. These differences are caused primarily by excise taxes and differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended June 30, 2025, the following reclassifications were made:
3. Investment Advisory Agreement and Other Transactions with Affiliates
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital
Management LLC (the “Adviser”). Under the terms of the Agreement, the Palmer Square CLO Senior Debt ETF pays a monthly investment advisory fee to the Adviser at the annual rate of 0.20% of  its average daily net assets and the Palmer Square Credit Opportunities ETF pays a monthly investment advisory fee to the Adviser at the annual rate of 0.50% of its average daily net assets. Under this unitary fee structure, the Adviser is responsible for paying most of the ordinary operating expenses of the Funds.
Distributable
Earnings (Losses)
Paid-in Capital
Palmer Square CLO Senior Debt ETF $ — $ —
Palmer Square Credit Opportunities ETF $ (14,606) $ 14,606

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (unaudited)
29
JP Morgan Chase Bank, N.A. (“JP Morgan") is each Fund's Custodian, Administrator and Transfer Agent. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees, and monitors the activities of the
Funds’ custodian, transfer agent and accountants, pursuant to an agreement with the Adviser, on behalf of each Fund. As compensation for such services, the Adviser pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated instruments during the period ended December
31, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Taxes
At December 31, 2025, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:
As of June 30, 2025, the components of accumulated earnings/(deficit) on tax basis were as follows:
Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
Palmer Square CLO
Senior Debt ETF
Palmer Square Credit
Opportunities ETF
Cost of investments $ 70,824,248 $ 117,874,349
Gross unrealized appreciation $ 101,636 $ 613,382
Gross unrealized depreciation (1,577) (67,429)
Net unrealized appreciation (depreciation) on investments $ 100,059 $ 545,953
Palmer Square CLO
Senior Debt ETF
Palmer Square Credit
Opportunities ETF
Undistributed ordinary income $ 87,778 $ 210,185
Tax accumulated earnings 87,778 210,185
Accumulated capital and other losses (2,529) —
Unrealized appreciation 62,539 346,956
Total accumulated earnings (deficit) $ 147,788 $ 557,141

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (unaudited)
30
The tax character of the distribution paid during the period ended June 30, 2025 were as follows:
At June 30, 2025, the Funds had capital loss carryforwards, which reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.
5. Issuance and Redemption of Fund Shares
Each Fund only issues and redeems shares to certain financial institutions (“Authorized Participants”) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement
System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor.
Retail investors may only purchase and sell fund shares in the secondary market through a broker-dealer and such transactions may be subject to customary commission and fee rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The transaction fees are paid directly to the Fund and used to offset Fund custody fees. Certain fees or costs associated with Creation Unit purchases may be paid in certain circumstances. In addition, the Funds may from time to time waive the standard transaction fee. The net custody fees charged to the Funds are paid for by the Investment Adviser through the
Funds’ Unitary Fee. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of
Changes in Net Assets.
Palmer Square CLO
Senior Debt ETF
Palmer Square Credit
Opportunities ETF
Distribution paid from: 2025 2025
Ordinary income
$ 994,859 $ 1,396,696
Return of Capital
— —
Net long-term capital gains
— —
Total taxable distributions
$ 994,859 $ 1,396,696
Total distributions paid
$ 994,859 $ 1,396,696
Not Subject to Expiration
Long-Term Short-Term Total
Palmer Square CLO Senior Debt ETF $ — $ 2,529 $ 2,529
Palmer Square Credit Opportunities ETF $ — $ — $ —

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (unaudited)
31
6. Investment Transactions
For the six months ended December 31, 2025, purchases and sales of investments, (excluding short-term investments, and In-Kind transactions) were as follows:
7. Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
8. Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
Palmer Square CLO Senior Debt ETF $ 49,891,169 $ 16,275,577 $ — $ —
Palmer Square Credit Opportunities ETF $ 74,030,046 $ 42,802,861 $ 1,651,078 $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (unaudited)
32
9. Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Palmer
Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:
Palmer Square CLO Senior Debt ETF Level 1 Level 2 Level 3 Total
Assets
Investments
Collateralized Loan Obligations $ — $ 70,459,469 $ — $ 70,459,469
Short-Term Investments 464,838 — — 464,838
Total Investments $ 464,838 $ 70,459,469 $ — $ 70,924,307
Palmer Square Credit Opportunities ETF Level 1 Level 2 Level 3 Total
Assets
Investments
Asset-Backed Securities $ — $ 5,714,273 $ — $ 5,714,273
Bank Loans — 7,010,327 — 7,010,327
Collateralized Loan Obligations — 60,630,520 — 60,630,520
Commercial Mortgage-Backed Securities — 627,049 — 627,049
Corporate Bonds — 29,869,048 — 29,869,048
Residential Mortgage-Backed Securities — 959,836 — 959,836
U.S. Government and Agency Securities — 3,018,633 — 3,018,633
Short-Term Investments 1,126,539 9,464,077 — 10,590,616
Total Investments $ 1,126,539 $ 117,293,763 $ — $ 118,420,302
    aa
Value at
Beginning
of Period Purchases
1
Sales
Realized
Gain
(Loss) Amortization
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Interest
Income
a
a   a   a   a   a   a   a
Palmer Square CLO Senior Debt ETF
Palmer Square CLO
Ltd. Series 2021-4A-BR
5.605% (3-Month Term
SOFR + 170 basis points),
7/15/2038 $750,938 $— $— $ —
$—
$ 1,368 $ 752,306 750,000 $ 22,171
Palmer Square CLO Ltd.
Series 2021-3A-A1R
5.195% (3-Month Term
SOFR + 129 basis points),
10/15/2038 $— $1,000,000 $— —
$—
1,498 1,001,498 1,000,000 20,881

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (unaudited)
33
10. Market Disruption and Geopolitical Risks
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment.
The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
11. Subsequent Events
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.
There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each
Fund’s financial statements.
    aa
Value at
Beginning
of Period Purchases
1
Sales
Realized
Gain
(Loss) Amortization
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Interest
Income
a
a   a   a   a   a   a   a
Palmer Square CLO Senior Debt ETF (continued)
Palmer Square CLO Ltd.
Series 2021-4A-B 6.168%
(3-Month Term SOFR
+ 191.2 basis points),
10/15/2034 $645,000 $— $(645,000) $ (45)
$(4)
$ 49 $ — — $ 111
Total Affiliated Securities $1,395,938 $1,000,000 $(645,000) $(45) $(4) $2,915 1,753,804 1,750,000 $43,163
1
May include partnership adjustments, and/or corporate actions.

34
Palmer Square Funds Trust
Additional Information - Items 8-11
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7(a) for of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.
There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

PSFTETFSA1225

Palmer Square Funds Trust
Palmer Square Income Plus Fund
Class I (Ticker: PSYPX)
Class T (Ticker: PSTPX)
Palmer Square Ultra-Short Duration Investment Grade Fund
(Ticker: PSDSX)
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
DECEMBER 31, 2025

Palmer Square Funds Trust
Table of Contents
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION 1
Table of Contents iii
Financial Statements and Financial Highlights
Schedule of Investments
Palmer Square Income Plus Fund 1
Palmer Square Ultra-Short Duration Investment Grade Fund 22
Statements of Assets and Liabilities 30
Statements of Operations 31
Statements of Changes in Net Assets 32
Financial Highlights
Palmer Square Income Plus Fund 33
Palmer Square Ultra-Short Duration Investment Grade Fund 35
Notes to Financial Statements 36
Additional Information - Items 8-11 51
This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.
www.palmersquarefunds.com

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)
1
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES — 9.4%
Ally Auto Receivables Trust
Series 2025-1-A2
, 4.030% , 7/17/2028
1
1,910,000 $ 1,912,051
American Express Credit Account Master Trust
Series 2023-1-A
, 4.870% , 5/15/2028
1
5,195,000 5,214,537
BA Credit Card Trust
Series 2023-A1-A1
, 4.790% , 5/15/2028
1
4,320,000 4,334,859
Barings Equipment Finance LLC
Series 2025-A-A2
, 4.640% , 10/13/2028
1,2
3,484,942 3,507,346
Series 2025-B-A2
, 4.020% , 2/13/2029
1,2
1,665,000 1,668,695
BofA Auto Trust
Series 2024-1A-A3
, 5.350% , 11/15/2028
1,2
377,957 381,864
Capital One Multi-Asset Execution Trust
Series 2023-A1-A
, 4.420% , 5/15/2028
1
5,020,000 5,030,163
Capital One Prime Auto Receivables Trust
Series 2022-2-A3
, 3.660% , 5/17/2027
1
846,104 845,831
Chase Auto Owner Trust
Series 2024-5A-A2
, 4.400% , 11/26/2027
1,2
205,193 205,355
Series 2025-2A-A2
, 3.910% , 12/26/2028
1,2
2,630,000 2,631,896
Chase Issuance Trust
Series 2023-A1-A
, 5.160% , 9/15/2028
1
4,610,000 4,654,314
Series 2024-A1-A
, 4.600% , 1/15/2029
1
3,605,000 3,638,370
Citizens Auto Receivables Trust
Series 2024-1-A3
, 5.110% , 4/17/2028
1,2
3,869,074 3,890,714
Dell Equipment Finance Trust
Series 2024-1-A3
, 5.390% , 3/22/2030
1,2
4,633,284 4,667,600
DLLAA LLC
Series 2023-1A-A3
, 5.640% , 2/22/2028
1,2
3,057,615 3,091,188
Ford Credit Auto Owner Trust
Series 2024-D-A2A
, 4.590% , 10/15/2027
1
544,680 545,836
GM Financial Automobile Leasing Trust
Series 2024-3-A2A
, 4.290% , 1/20/2027
1
703,952 704,318
Series 2025-2-A2A
, 4.550% , 7/20/2027
1
1,087,146 1,090,485
Series 2025-3-A2A
, 4.190% , 10/20/2027
1
1,340,000 1,343,223
GM Financial Consumer Automobile Receivables Trust
Series 2025-2-A2A
, 4.400% , 2/16/2028
1
567,432 568,662
Series 2025-3-A2A
, 4.320% , 6/16/2028
1
1,750,000 1,754,690
Honda Auto Receivables Owner Trust
Series 2023-3-A3
, 5.410% , 2/18/2028
1
2,688,888 2,708,048
Series 2025-2-A2A
, 4.300% , 1/18/2028
1
1,544,895 1,548,084
Hyundai Auto Lease Securitization Trust
Series 2025-B-A2A
, 4.580% , 9/15/2027
1,2
1,490,383 1,496,177
Hyundai Auto Receivables Trust
Series 2025-B-A2A
, 4.450% , 8/15/2028
1
1,205,000 1,208,980
John Deere Owner Trust
Series 2022-C-A3
, 5.090% , 6/15/2027
1
337,937 338,783
Series 2024-A-A3
, 4.960% , 11/15/2028
1
5,260,000 5,307,470

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
2
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
Series 2025-A-A2A
, 4.230% , 3/15/2028
1
1,143,830 $ 1,146,079
Kubota Credit Owner Trust
Series 2023-2A-A3
, 5.280% , 1/18/2028
1,2
2,835,929 2,857,895
Series 2025-2A-A2
, 4.480% , 4/17/2028
1,2
1,660,000 1,669,104
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3
, 5.470% , 10/20/2028
1,2
3,100,841 3,121,316
Tesla Auto Lease Trust
Series 2024-A-A4
, 5.310% , 12/20/2027
1,2
1,750,000 1,760,599
T-Mobile US Trust
Series 2024-1A-A
, 5.050% , 9/20/2029
1,2
3,310,000 3,331,005
Toyota Auto Receivables Owner Trust
Series 2025-B-A2A
, 4.460% , 3/15/2028
1
1,371,454 1,374,889
Toyota Lease Owner Trust
Series 2024-A-A3
, 5.250% , 4/20/2027
1,2
1,914,213 1,921,426
US Bank C&I Credit-Linked Notes
Series 2025-SUP2-B1
, 4.818% , 9/25/2032
1,2
2,756,277 2,757,138
Series 2025-SUP2-C
, 5.774% (30-Day Term SOFR Average + 190 basis points), 9/25/2032
1,2,3
4,134,415 4,138,291
USB Auto Owner Trust
Series 2025-1A-A2
, 4.510% , 6/15/2028
1,2
941,366 943,466
Verizon Master Trust
Series 2023-7-A1A
, 5.670% , 11/20/2029
1
5,920,000 6,017,064
Volkswagen Auto Loan Enhanced Trust
Series 2024-1-A2A
, 4.650% , 11/22/2027
1
1,593,520 1,597,552
Volvo Financial Equipment LLC
Series 2025-2A-A2
, 3.960% , 6/15/2028
1,2
1,790,000 1,792,402
TOTAL ASSET-BACKED SECURITIES
(Cost $98,538,265) 98,717,765
BANK LOANS
—
4.8%
AAdvantage Loyalty IP Ltd., First Lien, Term Loan
6.134% (3-Month Term SOFR + 225 basis points), 4/20/2028
1,3,4
833,967 836,990
AmWINS Group, Inc., First Lien, Initial Term Loan
5.966% (1-Month Term SOFR + 225 basis points), 1/30/2032
1,3,4
990,000 993,965
Astoria Energy LLC, First Lien, Advance Term Loan, B
6.463% (1-Month Term SOFR + 2.75%; 3-Month Term SOFR + 2.75% basis points), 6/16/2032
1,3,4
1,652,506 1,667,742
Avantor Funding, Inc., First Lien, Incremental EUR Term Loan, B6
4.401% (1-month EURIBOR + 250 basis points), 10/11/2032
3,4
1,375,000 1,622,218
Charter Communications Operating LLC, First Lien, Term Loan, B5
6.235% (3-Month Term SOFR + 225 basis points), 12/15/2031
1,3,4
982,245 984,087
Core & Main LP, First Lien, Term Loan, D
5.690% (3-Month Term SOFR + 200 basis points), 7/27/2028
1,3,4
1,482,515 1,489,009
Corpay Technologies Operating Co. LLC, First Lien, Term Loan, B4
5.466% (1-Month Term SOFR + 175 basis points), 4/28/2028
1,3,4
1,959,911 1,964,115
EFS Cogen Holdings I LLC, First Lien, Term Loan, B
6.672% (3-Month Term SOFR + 300 basis points), 10/3/2031
3,4
1,301,291 1,313,257
Elanco Animal Health, Inc., First Lien, 2025 Refinancing Term Loan, B
5.623% (1-Month Term SOFR + 175 basis points), 10/29/2032
3,4
1,994,173 2,000,196

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
3
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
Flutter Financing BV, First Lien, 2024 Refinancing Term Loan, B
5.422% (3-Month Term SOFR + 175 basis points), 12/2/2030
1,3,4
1,666,000 $ 1,666,691
Froneri International Ltd., First Lien, Term Loan, B4
6.447% (6-Month Term SOFR + 225 basis points), 9/30/2031
1,3,4
1,473,362 1,474,445
Go Daddy Operating Co. LLC, First Lien, Term Loan, B8
5.466% (1-Month Term SOFR + 175 basis points), 11/9/2029
3,4
2,206,590 2,212,593
Hudson River Trading LLC, First Lien, Term Loan, B
6.486% (1-Month Term SOFR + 275 basis points), 3/18/2030
1,3,4
1,954,756 1,965,478
Hunterstown Generation LLC, First Lien, Term Loan
7.002% (3-Month Term SOFR + 300 basis points), 11/6/2031
3,4
1,917,184 1,922,322
Iridium Satellite LLC, First Lien, Term Loan, B4
5.966% (1-Month Term SOFR + 225 basis points), 9/20/2030
1,3,4
1,346,817 1,315,585
Iron Mountain, Inc., First Lien, Amendment No. 1 Incremental Term Loan, B
5.716% (1-Month Term SOFR + 200 basis points), 1/31/2031
1,3,4
989,899 991,136
Jane Street Group LLC, First Lien, Extended Term Loan, B
5.822% (3-Month Term SOFR + 200 basis points), 12/15/2031
1,3,4
996,896 993,467
Janus International Group LLC, First Lien, Term Loan, B
6.322% (3-Month Term SOFR + 250 basis points), 8/5/2030
1,3,4
1,150,794 1,154,390
Koppers, Inc., First Lien, 2023 Term Loan, B2
6.220% (1-Month Term SOFR + 250 basis points), 4/10/2030
3,4
989,975 987,505
Light & Wonder International, Inc., First Lien, Term Loan, B2
5.986% (1-Month Term SOFR + 225 basis points), 4/16/2029
1,3,4
1,484,962 1,492,855
Medline Borrower LP, First Lien, 2028 Refinancing Term Loan
5.466% (1-Month Term SOFR + 175 basis points), 10/23/2028
1,3,4
274,441 275,565
MIWD Holdco II LLC, First Lien, 2024 Incremental Term Loan
6.466% (1-Month Term SOFR + 275 basis points), 3/28/2031
1,3,4
1,797,716 1,801,653
PCI Gaming Authority, First Lien, Term Loan, B
5.716% (1-Month Term SOFR + 200 basis points), 7/18/2031
1,3,4
1,481,203 1,485,728
Peer Holding III BV, First Lien, Term Loan, B5
6.172% (3-Month Term SOFR + 250 basis points), 7/1/2031
1,3,4
990,000 995,465
Primo Brands Corp., First Lien, 2025 Refinancing Term Loan
6.252% (3-Month Term SOFR + 225 basis points), 3/31/2028
1,3,4
1,492,481 1,498,459
Quikrete Holdings, Inc., First Lien, Term Loan, B3
5.966% (1-Month Term SOFR + 225 basis points), 2/10/2032
1,3,4
1,488,750 1,495,025
Ryan Specialty LLC, First Lien, Term Loan, B1
5.716% (1-Month Term SOFR + 200 basis points), 9/15/2031
1,3,4
1,732,500 1,737,741
Sazerac Co., Inc., First Lien, Incremental Term Loan, B1
6.280% (1-Month Term SOFR + 250 basis points), 6/25/2032
1,3,4
1,750,000 1,755,591
Stonepeak Nile Parent LLC, First Lien, Amendment No. 1 Term Loan
6.162% (3-Month Term SOFR + 225 basis points), 4/9/2032
3,4
1,000,000 1,001,250
Trans Union LLC, First Lien, 2024 Refinancing Term Loan, B9
5.466% (1-Month Term SOFR + 175 basis points), 6/24/2031
1,3,4
1,488,750 1,493,253
TransDigm, Inc., First Lien, Term Loan, K
5.966% (1-Month Term SOFR + 225 basis points), 3/22/2030
3,4
1,989,962 1,997,962
WEC US Holdings, Inc., First Lien, Initial Term Loan
5.873% (1-Month Term SOFR + 200 basis points), 1/27/2031
1,3,4
992,462 995,261
WEX, Inc., First Lien, Term Loan, B2
5.466% (1-Month Term SOFR + 175 basis points), 4/3/2028
1,3,4
1,989,924 1,997,078

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
4
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
WMG Acquisition Corp., First Lien, Term Loan, B
5.572% (3-Month Term SOFR + 175 basis points), 1/24/2031
3,4
1,950,000 $ 1,959,750
Zegona Holdco Ltd., First Lien, Additional EUR Term Loan, B2
4.829% (6-month EURIBOR + 275 basis points), 7/17/2029
3,4
750,000 888,742
TOTAL BANK LOANS
(Cost $50,249,943) 50,426,569
COLLATERALIZED LOAN OBLIGATIONS
—
30.0%
522 Funding CLO Ltd.
Series 2019-5A-AR 5.235% (3-Month Term SOFR + 133 basis points), 4/15/2035
1,2,3
6,500,000 6,506,534
Series 2019-5A-ER 10.665% (3-Month Term SOFR + 676 basis points), 4/15/2035
1,2,3
1,500,000 1,447,158
720 East CLO Ltd.
Series 2023-2A-D1R 6.925% (3-Month Term SOFR + 275 basis points), 10/15/2038
1,2,3
1,250,000 1,256,928
Series 2023-2A-ER 9.675% (3-Month Term SOFR + 550 basis points), 10/15/2038
1,2,3
1,125,000 1,132,545
AIMCO CLO Ltd.
Series 2019-10A-ARR 5.267% (3-Month Term SOFR + 141 basis points), 7/22/2037
1,2,3
1,000,000 1,003,575
Anchorage Credit Funding Ltd.
Series 2016-3A-BR 3.471% , 1/28/2039
1,2
2,000,000 1,891,153
Annisa CLO Ltd.
Series 2016-2A-DRR 6.684% (3-Month Term SOFR + 280 basis points), 7/20/2031
1,2,3
1,500,000 1,505,032
Apidos CLO Ltd.
Series 2015-23A-ARR 4.955% (3-Month Term SOFR + 105 basis points), 4/15/2033
1,2,3
4,486,526 4,490,953
Series 2017-28A-C1R 7.124% (3-Month Term SOFR + 285 basis points), 10/20/2038
1,2,3
1,750,000 1,764,683
Series XXXA-CR 6.884% (3-Month Term SOFR + 300 basis points), 10/18/2031
1,2,3
1,500,000 1,506,472
Ares CLO Ltd.
Series 2015-2A-A1R4 5.172% (3-Month Term SOFR + 129 basis points), 7/17/2038
1,2,3
3,800,000 3,810,881
Series 2016-39A-AR3 5.304% (3-Month Term SOFR + 142 basis points), 7/18/2037
1,2,3
3,750,000 3,763,451
Avoca CLO DAC
Series 32X-C 4.009% (3-Month EURIBOR + 200 basis points), 4/15/2039
1,3
1,500,000 1,766,066
Bain Capital Credit CLO Ltd.
Series 2018-2A-DR 6.834% (3-Month Term SOFR + 295 basis points), 7/19/2031
1,2,3
1,500,000 1,505,029
Series 2023-1A-A1R 5.294% (3-Month Term SOFR + 140 basis points), 7/16/2038
1,2,3
3,000,000 3,002,112
Series 2023-1A-D1R 7.094% (3-Month Term SOFR + 320 basis points), 7/16/2038
1,2,3
1,250,000 1,260,522
Ballyrock CLO Ltd.
Series 2019-2A-C1R3 6.589% (3-Month Term SOFR + 270 basis points), 10/25/2038
1,2,3
1,000,000 1,005,538
Series 2019-2A-C2R3 7.839% (3-Month Term SOFR + 395 basis points), 10/25/2038
1,2,3
500,000 500,169
Series 2021-17A-C1R 6.584% (3-Month Term SOFR + 270 basis points), 10/20/2038
1,2,3
1,500,000 1,510,232
Series 2021-17A-C2R 7.834% (3-Month Term SOFR + 395 basis points), 10/20/2038
1,2,3
500,000 497,543
Series 2021-17A-DR 9.984% (3-Month Term SOFR + 610 basis points), 10/20/2038
1,2,3
1,000,000 985,698
Barings CLO Ltd.
Series 2025-7A-C 5.478% (3-Month Term SOFR + 175 basis points), 1/15/2038
1,2,3
1,000,000 999,964
Series 2025-7A-D1 6.428% (3-Month Term SOFR + 270 basis points), 1/15/2038
1,2,3
1,000,000 999,960
Barings Euro CLO
Series 2015-1X-DRR 5.715% (3-Month EURIBOR + 365 basis points), 7/25/2035
1,3
3,500,000 4,124,214
Barings Loan Partners CLO Ltd.
Series LP-5A-A 5.104% (3-Month Term SOFR + 122 basis points), 1/20/2035
1,2,3
2,500,000 2,503,040
Battalion CLO Ltd.
Series 2016-10A-CR2 7.577% (3-Month Term SOFR + 371.2 basis points), 1/25/2035
1,2,3
2,000,000 1,930,486

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
5
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2020-15A-A1RR 4.862% (3-Month Term SOFR + 98 basis points), 1/17/2033
1,2,3
1,272,023 $ 1,271,867
Series 2020-15A-BR 5.382% (3-Month Term SOFR + 150 basis points), 1/17/2033
1,2,3
1,000,000 999,750
Benefit Street Partners CLO Ltd.
Series 2014-IVA-AR5 5.204% (3-Month Term SOFR + 125 basis points), 10/20/2038
1,2,3
2,500,000 2,501,440
Series 2019-17A-D1R2 7.055% (3-Month Term SOFR + 315 basis points), 10/15/2037
1,2,3,5
1,000,000 1,008,691
Series 2022-27A-D1R 7.034% (3-Month Term SOFR + 315 basis points), 10/20/2037
1,2,3
1,250,000 1,259,950
Series 2025-42A-B 5.771% (3-Month Term SOFR + 170 basis points), 10/25/2038
1,2,3
1,250,000 1,257,797
BlueMountain CLO Ltd.
Series 2015-3A-A2R 5.646% (3-Month Term SOFR + 176.2 basis points), 4/20/2031
1,2,3
2,000,000 2,007,218
Series 2020-29A-D2R 8.370% (3-Month Term SOFR + 451.2 basis points), 7/25/2034
1,2,3
1,750,000 1,757,808
Bryant Park Funding Ltd.
Series 2021-17RA-ER 10.814% (3-Month Term SOFR + 693 basis points), 1/20/2038
1,2,3
1,000,000 1,001,288
Series 2024-23A-E 10.582% (3-Month Term SOFR + 673 basis points), 5/15/2037
1,2,3
1,000,000 1,009,538
CarVal CLO Ltd.
Series 2019-1A-AR2 4.904% (3-Month Term SOFR + 102 basis points), 4/20/2032
1,2,3
1,864,059 1,865,877
CBAMR Ltd.
Series 2017-4A-BR 6.081% (3-Month Term SOFR + 180 basis points), 3/31/2038
1,2,3
1,000,000 1,007,774
Cedar Funding CLO Ltd.
Series 2014-4A-DR3 7.160% (3-Month Term SOFR + 330 basis points), 1/23/2038
1,2,3
1,000,000 1,001,789
Series 2024-19A-A1 5.190% (3-Month Term SOFR + 133 basis points), 1/23/2038
1,2,3
1,000,000 1,002,251
CIFC European Funding CLO DAC
Series 3X-D 5.609% (3-Month EURIBOR + 360 basis points), 1/15/2034
1,3
2,800,000 3,305,081
CIFC Funding Ltd.
Series 2013-3RA-A1R 4.865% (3-Month Term SOFR + 100 basis points), 4/24/2031
1,2,3
1,876,081 1,875,612
Series 2019-1A-A1R2 5.244% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
3,900,000 3,911,696
CreekSource Dunes Creek CLO Ltd.
Series 2024-1A-D 7.005% (3-Month Term SOFR + 310 basis points), 1/15/2038
1,2,3
1,250,000 1,256,596
Crestline Denali CLO Ltd.
Series 2017-1A-D 7.876% (3-Month Term SOFR + 399.2 basis points), 4/20/2030
1,2,3
800,000 804,335
CVC Cordatus Loan Fund DAC
Series 36X-B 4.063% (3-Month EURIBOR + 200 basis points), 10/20/2038
1,3
1,750,000 2,062,424
Dartry Park CLO DAC
Series 1X-CRR 5.415% (3-Month EURIBOR + 335 basis points), 1/28/2034
1,3
2,250,000 2,656,511
Dewolf Park CLO Ltd.
Series 2017-1A-AR 5.086% (3-Month Term SOFR + 118.2 basis points), 10/15/2030
1,2,3
276,496 276,496
Dryden CLO Ltd.
Series 2019-75A-AR3 4.913% (3-Month Term SOFR + 104 basis points), 4/14/2034
1,2,3
5,000,000 4,999,316
Series 2019-80A-BRR 5.382% (3-Month Term SOFR + 150 basis points), 1/17/2033
1,2,3
2,000,000 2,005,570
Series 2020-86A-DR 7.343% (3-Month Term SOFR + 346.2 basis points), 7/17/2034
1,2,3
1,000,000 999,775
Dryden Euro CLO DAC
Series 2021-103X-B2R 5.150% , 1/19/2038
1
2,000,000 2,359,255
Series 2024-124X-B2 5.100% , 12/20/2037
1
2,500,000 2,949,028
Dryden Senior Loan Fund
Series 2015-41A-DR 6.766% (3-Month Term SOFR + 286.2 basis points), 4/15/2031
1,2,3
1,000,000 1,003,323
Series 2017-49A-DR 7.546% (3-Month Term SOFR + 366.2 basis points), 7/18/2030
1,2,3
1,500,000 1,505,010
Eaton Vance CLO Ltd.
Series 2013-1A-D1R4 6.905% (3-Month Term SOFR + 300 basis points), 10/15/2038
1,2,3
1,000,000 1,005,517
Series 2015-1A-DR 6.646% (3-Month Term SOFR + 276.2 basis points), 1/20/2030
1,2,3
1,500,000 1,505,033
Series 2020-2A-ER2 10.405% (3-Month Term SOFR + 650 basis points), 10/15/2037
1,2,3
1,000,000 1,005,039

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
6
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Elevation CLO Ltd.
Series 2018-10A-AR 4.804% (3-Month Term SOFR + 92 basis points), 10/20/2031
1,2,3
247,287 $ 247,587
Elmwood CLO Ltd.
Series 2019-3A-A1RR 5.264% (3-Month Term SOFR + 138 basis points), 7/18/2037
1,2,3
1,750,000 1,755,477
Series 2020-3A-ARR 5.264% (3-Month Term SOFR + 138 basis points), 7/18/2037
1,2,3
5,000,000 5,015,662
Series 2021-2A-D1R 6.534% (3-Month Term SOFR + 265 basis points), 4/20/2038
1,2,3
1,000,000 1,002,217
Series 2021-3A-AR2 5.184% (3-Month Term SOFR + 130 basis points), 7/20/2038
1,2,3
1,000,000 1,003,233
Series 2021-3A-DR2 6.934% (3-Month Term SOFR + 305 basis points), 7/20/2038
1,2,3
1,500,000 1,508,143
Series 2022-1A-A1R 5.184% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,3
2,000,000 2,004,066
Series 2022-1A-BR 5.584% (3-Month Term SOFR + 170 basis points), 10/20/2038
1,2,3
2,000,000 2,011,353
Series 2022-6A-D1R2 6.611% (3-Month Term SOFR + 270 basis points), 10/17/2038
1,2,3
1,500,000 1,508,314
Empower CLO Ltd.
Series 2022-1A-A1R 5.274% (3-Month Term SOFR + 139 basis points), 10/20/2037
1,2,3
2,000,000 2,006,439
Series 2023-2A-AR 5.225% (3-Month Term SOFR + 132 basis points), 10/15/2038
1,2,3
2,000,000 2,006,156
Series 2025-1A-A 5.194% (3-Month Term SOFR + 131 basis points), 7/20/2038
1,2,3
3,750,000 3,760,090
Series 2025-1A-D1 6.834% (3-Month Term SOFR + 295 basis points), 7/20/2038
1,2,3
1,000,000 1,005,442
Flatiron CLO Ltd.
Series 2020-1A-ER2 9.139% (3-Month Term SOFR + 525 basis points), 11/20/2038
1,2,3
1,500,000 1,490,955
Series 2023-2A-E 11.735% (3-Month Term SOFR + 783 basis points), 1/15/2037
1,2,3
1,000,000 1,022,597
Galaxy CLO Ltd.
Series 2023-32A-E 11.214% (3-Month Term SOFR + 733 basis points), 10/20/2036
1,2,3
1,000,000 1,009,151
GoldenTree Loan Management EUR CLO DAC
Series 5X-E 7.254% (3-Month EURIBOR + 525 basis points), 4/20/2034
1,3
1,000,000 1,169,231
Golub Capital Partners CLO Ltd.
Series 2024-74A-A 5.358% (3-Month Term SOFR + 150 basis points), 7/25/2037
1,2,3
2,000,000 2,006,866
Golub Capital Partners Static Ltd.
Series 2024-1A-AR 5.446% (3-Month Term SOFR + 112 basis points), 7/20/2035
1,2,3
3,100,000 3,104,717
Highbridge Loan Management Ltd.
Series 5A-2015-DR3 6.905% (3-Month Term SOFR + 300 basis points), 10/15/2030
1,2,3
1,000,000 1,003,321
John Deere Owner Trust
Series 2025-B-A2A 4.280% , 7/17/2028
1
1,815,000 1,821,877
KKR CLO Ltd.
Series 18-A1R2 5.191% (3-Month Term SOFR + 105 basis points), 10/18/2035
1,2,3
1,500,000 1,501,429
Series 40A-AR 5.184% (3-Month Term SOFR + 130 basis points), 10/20/2034
1,2,3
3,000,000 3,005,325
KKR Financial CLO Ltd.
Series 2013-1A-D1R3 7.085% (3-Month Term SOFR + 325 basis points), 10/15/2038
1,2,3
1,000,000 1,007,941
Madison Park Funding Ltd.
Series 2019-35A-A1R 5.136% (3-Month Term SOFR + 125.2 basis points), 4/20/2032
1,2,3
1,603,707 1,604,511
Magnetite Ltd.
Series 2020-25A-E 10.470% (3-Month Term SOFR + 661.2 basis points), 1/25/2032
1,2,3
1,000,000 1,006,451
Menlo CLO Ltd.
Series 2024-1A-D1 7.134% (3-Month Term SOFR + 325 basis points), 1/20/2038
1,2,3
1,500,000 1,507,877
Series 2025-3A-A 5.194% (3-Month Term SOFR + 130 basis points), 10/16/2038
1,2,3
3,500,000 3,502,402
Milos CLO Ltd.
Series 2017-1A-AR 5.216% (3-Month Term SOFR + 133.2 basis points), 10/20/2030
1,2,3
99,267 99,389
Mountain View CLO Ltd.
Series 2019-1A-DR 8.106% (3-Month Term SOFR + 420.2 basis points), 10/15/2034
1,2,3
1,500,000 1,506,122
Neuberger Berman CLO Ltd.
Series 2016-22A-ER2 10.712% (3-Month Term SOFR + 683 basis points), 4/15/2038
1,2,3
1,000,000 1,009,491

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
7
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2017-16SA-A1R2 5.085% (3-Month Term SOFR + 118 basis points), 4/15/2039
1,2,3
5,000,000 $ 4,999,501
Series 2017-16SA-D1R2 6.605% (3-Month Term SOFR + 270 basis points), 4/15/2039
1,2,3
1,000,000 1,005,507
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-28A-D1R 7.084% (3-Month Term SOFR + 320 basis points), 10/20/2038
1,2,3
1,000,000 1,010,073
Series 2019-33A-AR2 5.114% (3-Month Term SOFR + 122 basis points), 4/16/2039
1,2,3
1,000,000 1,000,959
Neuberger Berman Loan Advisers Euro CLO DAC
Series 2021-1X-D 5.016% (3-Month EURIBOR + 300 basis points), 4/17/2034
1,3
1,000,000 1,184,806
New Mountain CLO Ltd.
Series CLO-4A-BR 5.934% (3-Month Term SOFR + 205 basis points), 3/20/2038
1,2,3
1,000,000 1,004,156
Series CLO-6A-D1 6.984% (3-Month Term SOFR + 310 basis points), 10/15/2037
1,2,3
1,750,000 1,763,948
Oaktree CLO Ltd.
Series 2019-3A-A1R2 5.264% (3-Month Term SOFR + 138 basis points), 1/20/2038
1,2,3
2,000,000 2,000,505
OCP CLO Ltd.
Series 2017-13A-AR2 5.210% (3-Month Term SOFR + 134 basis points), 11/26/2037
1,2,3
3,500,000 3,510,427
Series 2017-14A-A1R 5.254% (3-Month Term SOFR + 137 basis points), 7/20/2037
1,2,3
3,000,000 3,009,434
Series 2019-17A-BR2 5.634% (3-Month Term SOFR + 175 basis points), 7/20/2037
1,2,3
1,500,000 1,504,305
Series 2020-18A-ER2 10.134% (3-Month Term SOFR + 625 basis points), 7/20/2037
1,2,3
1,000,000 1,012,180
Series 2022-25A-A1R 5.304% (3-Month Term SOFR + 142 basis points), 7/20/2037
1,2,3
4,000,000 4,014,314
Series 2023-30A-E 10.955% (3-Month Term SOFR + 709 basis points), 1/24/2037
1,2,3
1,500,000 1,500,000
Series 2024-31A-A1 5.514% (3-Month Term SOFR + 163 basis points), 4/20/2037
1,2,3
4,500,000 4,508,940
Series 2024-32A-D2 9.050% , 4/23/2037
1,2
1,500,000 1,513,130
Series 2024-32A-E 10.620% (3-Month Term SOFR + 676 basis points), 4/23/2037
1,2,3
895,000 909,839
OCP Euro CLO DAC
Series 2023-8X-BR 4.028% (3-Month EURIBOR + 190 basis points), 1/20/2040
1,3
3,000,000 3,525,565
Series 2023-8X-DR 5.428% (3-Month EURIBOR + 330 basis points), 1/20/2040
1,3
1,000,000 1,175,181
OCP Euro DAC
Series 2025-12A-B2 4.700% , 1/20/2038
1,2
1,500,000 1,743,697
Octagon Investment Partners Ltd.
Series 2014-1A-DRR 6.869% (3-Month Term SOFR + 301.2 basis points), 1/22/2030
1,2,3
750,000 753,011
Series 2019-1A-AR2 5.055% (3-Month Term SOFR + 115 basis points), 10/15/2034
1,2,3
3,000,000 3,000,750
Series 2019-1A-D1R 6.681% (3-Month Term SOFR + 285 basis points), 10/15/2038
1,2,3
500,000 500,011
Octagon Ltd.
Series 2021-1A-AR 4.962% (3-Month Term SOFR + 107 basis points), 10/15/2034
1,2,3
5,000,000 4,999,358
Series 2021-1A-D 7.266% (3-Month Term SOFR + 336.2 basis points), 10/15/2034
1,2,3
1,000,000 997,944
OHA Credit Funding Ltd.
Series 2022-11A-B1R 5.484% (3-Month Term SOFR + 160 basis points), 7/19/2037
1,2,3
1,000,000 1,002,329
OZLM Ltd.
Series 2014-6A-CT 6.782% (3-Month Term SOFR + 290 basis points), 4/17/2031
1,2,3
2,000,000 2,007,247
Penta CLO DAC
Series 2017-3X-CRR 4.016% (3-Month EURIBOR + 200 basis points), 10/17/2038
1,3
1,500,000 1,766,070
Post CLO Ltd.
Series 2018-1A-D1R 7.294% (3-Month Term SOFR + 340 basis points), 10/16/2037
1,2,3
1,000,000 1,007,913
Series 2021-1A-DR 6.905% (3-Month Term SOFR + 300 basis points), 10/15/2034
1,2,3
1,250,000 1,250,037
Series 2022-1A-A 5.264% (3-Month Term SOFR + 138 basis points), 4/20/2035
1,2,3
4,500,000 4,510,490
Series 2023-1A-A1R 5.160% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,3
4,500,000 4,511,510
Series 2023-1A-BR 5.560% (3-Month Term SOFR + 170 basis points), 10/20/2038
1,2,3
1,500,000 1,509,431
Series 2023-1A-D1R 6.710% (3-Month Term SOFR + 285 basis points), 10/20/2038
1,2,3
2,000,000 2,017,319
Series 2023-1A-D2R 7.810% (3-Month Term SOFR + 395 basis points), 10/20/2038
1,2,3
200,000 200,003
Series 2024-1A-A1 5.484% (3-Month Term SOFR + 160 basis points), 4/20/2037
1,2,3
5,000,000 5,025,862

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
8
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2024-2A-E 10.384% (3-Month Term SOFR + 650 basis points), 1/20/2038
1,2,3
1,000,000 $ 1,030,688
Series 2025-1A-D2 7.610% (3-Month Term SOFR + 390 basis points), 1/20/2039
1,2,3
1,000,000 999,756
Series 2025-1A-E 9.110% (3-Month Term SOFR + 540 basis points), 1/20/2039
1,2,3
1,000,000 996,167
Recette CLO Ltd.
Series 2015-1A-FRR 12.616% (3-Month Term SOFR + 873.2 basis points), 4/20/2034
1,2,3
1,000,000 884,670
Regatta Funding Ltd.
Series 2016-1A-A1R3 4.765% (3-Month Term SOFR + 107 basis points), 6/20/2034
1,2,3
3,000,000 3,000,143
Series 2016-1A-ER3 10.095% (3-Month Term SOFR + 640 basis points), 6/20/2034
1,2,3
2,000,000 1,997,009
Series 2019-2A-ER 11.005% (3-Month Term SOFR + 710 basis points), 1/15/2033
1,2,3
1,000,000 1,005,791
Romark Ltd.
Series 2018-1A-A1 5.176% (3-Month Term SOFR + 129.2 basis points), 4/20/2031
1,2,3
666,000 666,821
Shackleton CLO Ltd.
Series 2013-4RA-C 7.043% (3-Month Term SOFR + 313.2 basis points), 4/13/2031
1,2,3
2,250,000 2,257,441
Series 2019-14A-ERR 9.784% (3-Month Term SOFR + 590 basis points), 7/20/2034
1,2,3
1,000,000 988,119
Signal Peak CLO Ltd.
Series 2017-4A-AR2 4.978% (3-Month Term SOFR + 112 basis points), 10/26/2034
1,2,3
2,000,000 2,000,138
Silver Point CLO Ltd.
Series 2025-12A-A1 5.288% (3-Month Term SOFR + 131 basis points), 10/15/2038
1,2,3
2,000,000 2,006,000
Series 2025-9A-A1 5.808% (3-Month Term SOFR + 152 basis points), 3/31/2038
1,2,3
2,000,000 2,005,501
Sixth Street CLO Ltd.
Series 2023-22A-D1R 6.520% (3-Month Term SOFR + 265 basis points), 4/21/2038
1,2,3
1,000,000 1,006,595
Sound Point CLO Ltd.
Series 2019-3A-DR 7.620% (3-Month Term SOFR + 376.2 basis points), 10/25/2034
1,2,3
1,500,000 1,434,392
Symphony CLO Ltd.
Series 2021-25A-AR 4.874% (3-Month Term SOFR + 105 basis points), 4/19/2034
1,2,3
2,500,000 2,499,904
TCI-Symphony CLO Ltd.
Series 2016-1A-AR2 5.193% (3-Month Term SOFR + 128.2 basis points), 10/13/2032
1,2,3
1,218,302 1,218,945
Thayer Park CLO Ltd.
Series 2017-1A-A1RR 4.868% (3-Month Term SOFR + 100 basis points), 4/20/2034
1,2,3
3,750,000 3,748,438
THL Credit Wind River CLO Ltd.
Series 2019-3A-AR3 4.992% (3-Month Term SOFR + 120 basis points), 1/15/2038
1,2,3
2,000,000 2,004,883
Toyota Lease Owner Trust
Series 2025-A-A2A 4.580% , 7/20/2027
1,2
2,855,525 2,864,660
Trestles CLO Ltd.
Series 2017-1A-A1RR 5.318% (3-Month Term SOFR + 146 basis points), 7/25/2037
1,2,3
4,000,000 4,016,058
Series 2018-2A-A1R 5.428% (3-Month Term SOFR + 157 basis points), 7/25/2037
1,2,3
3,000,000 3,014,659
Series 2023-6A-A1R 5.038% (3-Month Term SOFR + 118 basis points), 4/25/2038
1,2,3
2,000,000 1,996,942
Trinitas CLO Ltd.
Series 2019-10A-AR2 4.948% (3-Month Term SOFR + 114 basis points), 1/15/2035
1,2,3
2,000,000 2,000,033
Series 2021-15A-A1R 4.977% (3-Month Term SOFR + 112 basis points), 4/22/2034
1,2,3
3,000,000 3,000,885
Series 2021-15A-B1R 5.507% (3-Month Term SOFR + 165 basis points), 4/22/2034
1,2,3
1,000,000 1,001,829
Series 2022-21A-C1R 5.834% (3-Month Term SOFR + 195 basis points), 4/20/2038
1,2,3
1,250,000 1,257,142
Series 2024-29A-A1 5.350% (3-Month Term SOFR + 149 basis points), 7/23/2037
1,2,3
3,000,000 3,008,943
Venture CLO Ltd.
Series 2019-38A-ARR 4.838% (3-Month Term SOFR + 100 basis points), 7/30/2032
1,2,3
1,111,939 1,112,955
Verdelite Static CLO Ltd.
Series 2024-1A-D 6.734% (3-Month Term SOFR + 285 basis points), 7/20/2032
1,2,3
1,250,000 1,251,290
Voya CLO Ltd.
Series 2013-1A-CR 7.116% (3-Month Term SOFR + 321.2 basis points), 10/15/2030
1,2,3
1,000,000 1,003,318

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
9
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2013-2A-CR 6.870% (3-Month Term SOFR + 301.2 basis points), 4/25/2031
1,2,3
2,000,000 $ 2,006,798
Series 2015-3A-A1R4 4.844% (3-Month Term SOFR + 96 basis points), 10/20/2031
1,2,3
1,306,532 1,308,021
Series 2017-1A-C 7.473% (3-Month Term SOFR + 359.2 basis points), 4/17/2030
1,2,3
1,250,000 1,254,147
Series 2020-3A-ARR 5.120% (3-Month Term SOFR + 125 basis points), 1/20/2038
1,2,3
1,500,000 1,501,410
Series 2021-3A-A1R 5.155% (3-Month Term SOFR + 125 basis points), 4/15/2038
1,2,3
3,000,000 3,002,143
Voya Euro CLO DAC
Series 1A-B2R 5.150% , 10/15/2037
1,2
2,000,000 2,356,450
Series 9X-B1 3.872% (3-Month EURIBOR + 195 basis points), 10/15/2038
1,3
1,875,000 2,209,251
Whitebox CLO Ltd.
Series 2020-2A-A1R2 5.245% (3-Month Term SOFR + 138 basis points), 10/24/2037
1,2,3
1,000,000 1,002,981
Series 2023-4A-D1R 7.784% (3-Month Term SOFR + 390 basis points), 4/20/2036
1,2,3
1,000,000 1,004,624
Series 2025-5A-B 5.954% (3-Month Term SOFR + 170 basis points), 7/20/2038
1,2,3
1,000,000 1,005,535
Wind River CLO Ltd.
Series 2021-4A-AR 5.100% (3-Month Term SOFR + 123 basis points), 1/20/2035
1,2,3
4,000,000 4,001,010
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $312,654,627) 315,210,662
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FNMA
Series 2004-T5-AB4
, 4.273% , 5/28/2035
1
559,763 553,998
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $541,300) 553,998
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
BBCMS Mortgage Trust
Series 2019-BWAY-A
, 4.820% (1-Month Term SOFR + 107 basis points), 11/15/2034
2,3
2,484,359 1,576,301
Series 2019-BWAY-D
, 2.714% (1-Month Term SOFR + 227.4 basis points), 11/15/2034
2,3
2,000,000 26,229
BPR Trust
Series 2021-WILL-B
, 6.865% (1-Month Term SOFR + 311.4 basis points), 6/15/2038
2,3
1,000,000 997,086
BX Trust
Series 2022-CLS-A
, 5.760% , 10/13/2027
2
2,000,000 2,008,157
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A
, 2.954% , 11/5/2034
1,2
3,906,410 3,440,408
NYO Commercial Mortgage Trust
Series 2021-1290-A
, 4.960% (1-Month Term SOFR + 120.9 basis points), 11/15/2038
2,3
2,880,000 2,877,847
Worldwide Plaza Trust
Series 2017-WWP-F
, 3.596% , 11/10/2036
2
1,575,000 8,111
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $15,380,301) 10,934,139

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
10
See accompanying Notes to Financial Statements.
Principal
Amount Value
CONVERTIBLE BONDS —0.1%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
XPLR Infrastructure LP
2.500%, 6/15/2026
2,6
1,245,000 $ 1,224,831
TOTAL CONVERTIBLE BONDS
(Cost $1,216,882) 1,224,831
CORPORATE BONDS —31.9%
AUTOMOBILES — 0.6%
BMW US Capital LLC
3.625%, 4/18/2029
1,2
1,125,000 1,106,231
General Motors Co.
6.800%, 10/1/2027
1
1,950,000 2,030,879
Hyundai Capital America
2.750%, 9/27/2026
1,2
2,446,000 2,422,138
Volkswagen Group of America Finance LLC
5.400%, 3/20/2026
1,2
1,050,000 1,052,831
6,612,079
BEVERAGES — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/2029
1
1,650,000 1,683,532
Constellation Brands, Inc.
2.250%, 8/1/2031
1
1,500,000 1,331,549
Keurig Dr. Pepper, Inc.
4.350%, 5/15/2028
1
2,310,000 2,317,681
Keurig Dr. Pepper, Inc.
3.950%, 4/15/2029
1
1,510,000 1,494,096
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, 4/30/2029
1,2
850,000 827,967
7,654,825
BIOTECHNOLOGY — 0.8%
AbbVie, Inc.
4.250%, 11/14/2028
1
4,100,000 4,146,098
Amgen, Inc.
2.200%, 2/21/2027
1
2,750,000 2,698,950
Amgen, Inc.
5.150%, 3/2/2028
1
2,045,000 2,093,263
8,938,311
BROADLINE RETAIL — 0.2%
Amazon.com, Inc.
3.900%, 11/20/2028
1
170,000 170,566
Amazon.com, Inc.
4.100%, 11/20/2030
1
320,000 320,445
Match Group Holdings II LLC
4.625%, 6/1/2028
1,2
1,664,000 1,657,008
2,148,019

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
11
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
BUILDING PRODUCTS — 0.4%
Advanced Drainage Systems, Inc.
5.000%, 9/30/2027
1,2
1,600,000 $ 1,603,626
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/2028
1,2
2,710,000 2,724,612
4,328,238
CAPITAL MARKETS — 0.3%
Intercontinental Exchange, Inc.
4.000%, 9/15/2027
1
1,500,000 1,503,914
Intercontinental Exchange, Inc.
2.100%, 6/15/2030
1
1,500,000 1,374,447
2,878,361
CHEMICALS — 0.6%
HB Fuller Co.
4.250%, 10/15/2028
1
1,645,000 1,631,804
Sherwin-Williams Co. (The)
3.450%, 6/1/2027
1
4,775,000 4,741,713
6,373,517
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Clean Harbors, Inc.
5.125%, 7/15/2029
1,2
575,000 576,011
GFL Environmental, Inc.
4.000%, 8/1/2028
1,2
2,675,000 2,640,022
Veralto Corp.
5.500%, 9/18/2026
1
4,775,000 4,816,991
Waste Management, Inc.
4.875%, 2/15/2029
1
4,296,000 4,408,199
12,441,223
CONSTRUCTION & ENGINEERING — 0.4%
MasTec, Inc.
4.500%, 8/15/2028
1,2
3,745,000 3,725,980
CONSUMER FINANCE — 2.3%
American Honda Finance Corp.
4.515%(Term SOFR + 71 basis points), 1/9/2026
3
4,275,000 4,275,439
American Honda Finance Corp.
4.336%(Term SOFR + 55 basis points), 5/21/2026
3
1,000,000 1,001,205
Avolon Holdings Funding Ltd.
5.150%, 1/15/2030
1,2
1,565,000 1,591,415
Caterpillar Financial Services Corp.
4.233%(Term SOFR + 46 basis points), 2/27/2026
3
1,810,000 1,811,157
Caterpillar Financial Services Corp.
4.176%(Term SOFR + 38 basis points), 1/7/2027
3
1,525,000 1,527,507
Caterpillar Financial Services Corp.
4.309%(Term SOFR + 52 basis points), 5/14/2027
3
1,475,000 1,481,903
Ford Motor Credit Co. LLC
2.900%, 2/10/2029
1
1,875,000 1,762,797

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
12
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
CONSUMER FINANCE (Continued)
General Motors Financial Co., Inc.
4.824%(Term SOFR + 104 basis points), 2/26/2027
3
2,019,000 $ 2,022,532
John Deere Capital Corp.
4.109%(Term SOFR + 44 basis points), 3/6/2026
3
4,265,000 4,267,483
Toyota Motor Credit Corp.
4.254%(SOFR Index + 45 basis points), 4/10/2026
3
1,450,000 1,451,140
Toyota Motor Credit Corp.
4.667%(SOFR Index + 89 basis points), 5/18/2026
3
930,000 932,374
Toyota Motor Credit Corp.
4.562%(Term SOFR + 77 basis points), 8/7/2026
3
1,650,000 1,655,560
23,780,512
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.4%
7-Eleven, Inc.
0.950%, 2/10/2026
1,2
2,303,000 2,294,975
7-Eleven, Inc.
1.300%, 2/10/2028
1,2
2,300,000 2,172,727
4,467,702
CONTAINERS & PACKAGING — 0.5%
Graphic Packaging International LLC
3.750%, 2/1/2030
1,2
2,225,000 2,112,287
Silgan Holdings, Inc.
4.250%, 2/15/2031
1,7
2,825,000 3,369,750
5,482,037
DISTRIBUTORS — 0.3%
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/2028
1,2
2,965,000 2,946,931
DIVERSIFIED REITS — 0.6%
Digital Realty Trust LP
3.700%, 8/15/2027
1
3,505,000 3,488,210
Simon Property Group LP
3.250%, 11/30/2026
1
3,200,000 3,182,753
6,670,963
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.
1.650%, 2/1/2028
1
4,125,000 3,933,127
Verizon Communications, Inc.
4.329%, 9/21/2028
1
2,860,000 2,884,115
Verizon Communications, Inc.
4.016%, 12/3/2029
1
2,025,000 2,010,164
8,827,406
ELECTRIC UTILITIES — 1.7%
AEP Transmission Co. LLC
3.100%, 12/1/2026
1
1,150,000 1,141,756

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
13
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
ELECTRIC UTILITIES (Continued)
Duke Energy Corp.
3.150%, 8/15/2027
1
3,415,000 $ 3,375,073
Eversource Energy
5.450%, 3/1/2028
1
2,200,000 2,255,984
NextEra Energy Capital Holdings, Inc.
4.556%(SOFR Index + 76 basis points), 1/29/2026
3
890,000 890,363
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/2027
1
3,500,000 3,480,995
NRG Energy, Inc.
5.750%, 7/15/2029
1,2
1,100,000 1,100,115
Southern Co. (The)
5.113%, 8/1/2027 2,025,000 2,058,890
Vistra Operations Co. LLC
4.375%, 5/1/2029
1,2
2,725,000 2,692,136
Vistra Operations Co. LLC
4.300%, 7/15/2029
1,2
754,000 749,083
17,744,395
ELECTRICAL EQUIPMENT — 0.3%
Vertiv Group Corp.
4.125%, 11/15/2028
1,2
2,734,000 2,702,012
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
CDW LLC / CDW Finance Corp.
3.569%, 12/1/2031
1
1,515,000 1,411,908
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 4/1/2028
1,2
2,675,000 2,692,866
ENTERTAINMENT — 0.4%
Netflix, Inc.
4.875%, 4/15/2028
1
4,250,000 4,341,993
FINANCIAL SERVICES — 0.9%
Block, Inc.
6.000%, 8/15/2033
1,2
1,336,000 1,372,298
Fiserv, Inc.
3.200%, 7/1/2026
1
2,150,000 2,141,112
Mastercard, Inc.
4.206%(SOFR Index + 44 basis points), 3/15/2028
1,3
1,920,000 1,928,007
Siemens Financieringsmaatschappij NV
3.400%, 3/16/2027
1,2
3,950,000 3,936,872
9,378,289

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
14
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
FOOD PRODUCTS — 1.8%
Flowers Foods, Inc.
2.400%, 3/15/2031
1
2,060,000 $ 1,821,424
General Mills, Inc.
4.200%, 4/17/2028
1
3,250,000 3,263,389
Hormel Foods Corp.
1.800%, 6/11/2030
1
1,190,000 1,074,710
J. M. Smucker Co. (The)
5.900%, 11/15/2028
1
1,600,000 1,676,910
J. M. Smucker Co. (The)
2.375%, 3/15/2030
1
1,900,000 1,767,267
Mars, Inc.
4.600%, 3/1/2028
1,2
5,130,000 5,201,442
Mondelez International Holdings Netherlands BV
1.250%, 9/24/2026
1,2
1,720,000 1,687,052
Mondelez International, Inc.
2.625%, 3/17/2027
1
2,500,000 2,461,627
18,953,821
GROUND TRANSPORTATION — 0.6%
Ashtead Capital, Inc.
4.375%, 8/15/2027
1,2
2,000,000 1,999,659
Ashtead Capital, Inc.
4.000%, 5/1/2028
1,2
1,000,000 989,451
CSX Corp.
3.800%, 3/1/2028
1
3,750,000 3,746,762
6,735,872
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Avantor Funding, Inc.
3.875%, 11/1/2029
1,2
700,000 672,497
Baxter International, Inc.
1.730%, 4/1/2031
1
2,500,000 2,141,924
Becton Dickinson & Co.
3.700%, 6/6/2027
1
1,725,000 1,718,508
GE HealthCare Technologies, Inc.
5.650%, 11/15/2027
1
4,085,000 4,208,712
Stryker Corp.
4.850%, 12/8/2028
1
1,822,000 1,865,397
Zimmer Biomet Holdings, Inc.
5.350%, 12/1/2028
1
1,700,000 1,757,873
12,364,911
HEALTH CARE PROVIDERS & SERVICES — 1.3%
CVS Health Corp.
4.300%, 3/25/2028
1
1,500,000 1,505,320
Elevance Health, Inc.
3.650%, 12/1/2027
1
1,950,000 1,941,654
HCA, Inc.
4.500%, 2/15/2027
1
2,075,000 2,079,820

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
15
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
HEALTH CARE PROVIDERS & SERVICES (Continued)
HCA, Inc.
4.125%, 6/15/2029
1
2,425,000 $ 2,417,574
Icon Investments Six DAC
5.809%, 5/8/2027
1
3,200,000 3,267,085
McKesson Corp.
1.300%, 8/15/2026
1
2,915,000 2,869,259
14,080,712
HEALTH CARE TECHNOLOGY — 0.1%
IQVIA, Inc.
2.250%, 3/15/2029
1,7
1,000,000 1,142,218
HOTELS, RESTAURANTS & LEISURE — 1.2%
1011778 BC ULC / New Red Finance, Inc.
4.375%, 1/15/2028
1,2
1,275,000 1,271,577
Boyd Gaming Corp.
4.750%, 6/15/2031
1,2
1,025,000 1,002,171
Brightstar Lottery plc
5.250%, 1/15/2029
1,2
1,325,000 1,326,655
Starbucks Corp.
4.850%, 2/8/2027
1
1,575,000 1,589,569
Starbucks Corp.
4.000%, 11/15/2028
1
2,925,000 2,922,610
VOC Escrow Ltd.
5.000%, 2/15/2028
1,2
1,309,000 1,309,565
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/2028
1,2
2,800,000 2,773,556
12,195,703
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
AES Corp. (The)
1.375%, 1/15/2026
1
2,685,000 2,681,937
Atlantica Sustainable Infrastructure Ltd.
4.125%, 6/15/2028
1,2
1,277,000 1,244,238
Calpine Corp.
4.500%, 2/15/2028
1,2
1,301,000 1,302,473
Clearway Energy Operating LLC
4.750%, 3/15/2028
1,2
1,860,000 1,862,783
7,091,431
IT SERVICES — 0.4%
Gartner, Inc.
4.500%, 7/1/2028
1,2
1,450,000 1,445,665
International Business Machines Corp.
3.300%, 5/15/2026
1
3,295,000 3,289,660
4,735,325
MACHINERY — 0.3%
Mueller Water Products, Inc.
4.000%, 6/15/2029
1,2
1,061,000 1,036,848

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
16
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
MACHINERY (Continued)
Parker-Hannifin Corp.
4.250%, 9/15/2027
1
2,050,000 $ 2,063,530
3,100,378
MEDIA — 0.6%
Comcast Corp.
5.350%, 11/15/2027
1
4,150,000 4,249,304
Fox Corp.
4.709%, 1/25/2029
1
1,600,000 1,620,865
5,870,169
MULTI-UTILITIES — 0.8%
CenterPoint Energy, Inc.
1.450%, 6/1/2026
1
3,000,000 2,968,294
DTE Energy Co.
4.950%, 7/1/2027
1
3,910,000 3,963,204
Public Service Enterprise Group, Inc.
5.200%, 4/1/2029
1
1,625,000 1,670,813
8,602,311
OIL, GAS & CONSUMABLE FUELS — 1.2%
Cheniere Energy, Inc.
4.625%, 10/15/2028
1
2,490,000 2,486,652
Enbridge, Inc.
3.700%, 7/15/2027
1
2,700,000 2,687,741
Energy Transfer LP
4.950%, 5/15/2028
1
1,775,000 1,805,443
Energy Transfer LP
4.950%, 6/15/2028
1
1,775,000 1,804,749
Hess Midstream Operations LP
5.125%, 6/15/2028
1,2
1,643,000 1,650,674
NGPL PipeCo LLC
4.875%, 8/15/2027
1,2
1,400,000 1,406,108
TerraForm Power Operating LLC
4.750%, 1/15/2030
1,2
1,225,000 1,194,780
13,036,147
PASSENGER AIRLINES — 0.2%
Air Canada
3.875%, 8/15/2026
1,2
2,465,000 2,454,657
PERSONAL CARE PRODUCTS — 0.3%
Haleon US Capital LLC
3.375%, 3/24/2027
1
2,975,000 2,954,152
PHARMACEUTICALS — 1.7%
Eli Lilly & Co.
4.200%, 8/14/2029
1
1,850,000 1,870,446

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
17
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
PHARMACEUTICALS (Continued)
Novartis Capital Corp.
4.100%, 11/5/2030
1
4,400,000 $ 4,396,717
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/2028
1
4,075,000 4,129,556
Roche Holdings, Inc.
1.930%, 12/13/2028
1,2
3,925,000 3,726,647
Zoetis, Inc.
4.150%, 8/17/2028
1
2,214,000 2,226,694
Zoetis, Inc.
3.900%, 8/20/2028
1
1,385,000 1,384,604
17,734,664
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Applied Materials, Inc.
4.800%, 6/15/2029
1
2,175,000 2,229,593
Entegris, Inc.
4.750%, 4/15/2029
1,2
3,765,000 3,776,961
Intel Corp.
2.600%, 5/19/2026
1
4,100,000 4,076,285
Kioxia Holdings Corp.
6.250%, 7/24/2030
1,2
1,441,000 1,483,849
ON Semiconductor Corp.
3.875%, 9/1/2028
1,2
1,253,000 1,230,549
12,797,237
SOFTWARE — 1.5%
AppLovin Corp.
5.125%, 12/1/2029
1
1,551,000 1,591,428
Fortinet, Inc.
1.000%, 3/15/2026
1
2,779,000 2,760,725
Oracle Corp.
2.300%, 3/25/2028
1
3,725,000 3,552,895
Oracle Corp.
4.544%(Term SOFR + 76 basis points), 8/3/2028
1,3
1,825,000 1,801,488
Salesforce, Inc.
3.700%, 4/11/2028
1
2,175,000 2,175,886
VMware LLC
1.400%, 8/15/2026
1
3,498,000 3,447,219
15,329,641
SPECIALIZED REITS — 1.2%
American Tower Corp.
3.375%, 10/15/2026
1
4,235,000 4,213,819
Crown Castle, Inc.
5.000%, 1/11/2028
1
4,750,000 4,827,337
Iron Mountain, Inc.
5.000%, 7/15/2028
1,2
500,000 500,425

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
18
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
SPECIALIZED REITS (Continued)
SBA Communications Corp.
3.125%, 2/1/2029
1
2,660,000 $ 2,546,684
12,088,265
SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.
3.100%, 5/3/2027
1
4,605,000 4,556,226
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Dell International LLC / EMC Corp.
5.250%, 2/1/2028
1
1,350,000 1,381,423
Dell International LLC / EMC Corp.
5.300%, 10/1/2029
1
1,350,000 1,393,743
Hewlett Packard Enterprise Co.
4.400%, 9/25/2027
1
2,553,000 2,566,899
5,342,065
TRADING COMPANIES & DISTRIBUTORS — 0.2%
United Rentals North America, Inc.
4.000%, 7/15/2030
1
1,650,000 1,600,530
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Matterhorn Telecom SA
4.500%, 1/30/2030
1,7
750,000 905,266
Matterhorn Telecom SA
3.875%, 10/15/2030
1,7
1,525,000 1,790,490
T-Mobile USA, Inc.
4.750%, 2/1/2028
1
4,200,000 4,201,774
6,897,530
TOTAL CORPORATE BONDS
(Cost $332,504,764) 335,211,532
EXCHANGE TRADED FUNDS —0.8%
Palmer Square CLO Senior Debt ETF
8
40,583 826,676
Palmer Square Credit Opportunities ETF
8
30,015 619,023
Palmer Square EUR CLO Senior Debt Index UCITS ETF
*,7,8
111,683 6,656,337
8,102,036
TOTAL EXCHANGE TRADED FUNDS
(Cost $7,910,973) 8,102,036
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.5%
Bear Stearns ARM Trust
Series 2004-3-1A3
, 4.829% , 7/25/2034
1
43,528 40,923
COLT Mortgage Loan Trust
Series 2021-4-A1
, 1.397% , 10/25/2066
1,2
4,383,721 3,766,935
Series 2022-1-A1
, 2.284% , 12/27/2066
1,2
4,212,177 3,820,797
Ellington Financial Mortgage Trust
Series 2021-2-A1
, 0.931% , 6/25/2066
1,2
3,617,242 3,086,060

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
19
See accompanying Notes to Financial Statements.
Principal
Amount Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2021-3-A1
, 1.241% , 9/25/2066
1,2
3,746,611 $ 3,170,193
Flagstar Mortgage Trust
Series 2021-2-A6
, 2.500% , 4/25/2051
1,2
2,777,023 2,507,437
GS Mortgage-Backed Securities Trust
Series 2025-PJ11-A27
, 5.324% (30-Day Term SOFR Average + 135 basis points, 7.00% Cap),
5/25/2056
1,2,3
1,835,000 1,834,684
Mellon Residential Funding Corp.
Series 1999-TBC3-A2
, 4.762% , 10/20/2029
1
13,790 13,482
OBX Trust
Series 2020-INV1-A11
, 4.746% (1-Month Term SOFR + 101.4 basis points, 6.00% Cap),
12/25/2049
1,2,3
996,709 946,955
PMT Loan Trust
Series 2025-J5-A26
, 5.374% (30-Day Term SOFR Average + 140 basis points, 6.50% Cap),
1/25/2057
1,2,3
685,000 684,386
Sequoia Mortgage Trust
Series 2021-4-A4
, 2.500% , 6/25/2051
1,2
2,736,548 2,433,800
Series 2025-12-A26F
, 5.424% (30-Day Term SOFR Average + 155 basis points, 6.50% Cap),
12/25/2055
1,2,3
3,047,730 3,053,222
Verus Securitization Trust
Series 2021-5-A1
, 1.013% , 9/25/2066
1,2
1,258,988 1,100,840
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $27,881,025) 26,459,714
U.S. GOVERNMENT AND AGENCY SECURITIES —4.0%
United States Treasury Notes — 4.0%
U.S. Treasury Notes
4.332%, 1/31/2028 22,950,000 22,957,620
U.S. Treasury Notes
4.342%, 1/31/2029 19,075,000 19,321,634
42,279,254
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $41,414,848) 42,279,254
Number
of Shares
SHORT-TERM INVESTMENTS — 14.1%
Money Market Funds — 0.3%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.66%
9
2,583,557 2,583,557
Principal
Amount
United States Treasury Bills — 13.8%
U.S. Treasury Bills, 2.960%, 1/13/2026
10
1,000,000 998,931
U.S. Treasury Bills, 3.180%, 1/20/2026
10
10,000,000 9,982,354
U.S. Treasury Bills, 3.270%, 1/27/2026
10
10,000,000 9,975,525
U.S. Treasury Bills, 3.310%, 2/3/2026
10
10,000,000 9,968,877

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
20
See accompanying Notes to Financial Statements.
Principal
Amount Value
SHORT-TERM INVESTMENTS (Continued)
United States Treasury Bills (Continued)
U.S. Treasury Bills, 3.370%, 2/10/2026
10
20,000,000 $ 19,923,465
U.S. Treasury Bills, 3.390%, 2/17/2026
10
15,000,000 14,932,442
U.S. Treasury Bills, 3.410%, 2/24/2026
10
20,000,000 19,896,261
U.S. Treasury Bills, 3.430%, 3/5/2026
10
15,000,000 14,909,012
U.S. Treasury Bills, 3.390%, 3/10/2026
10
20,000,000 19,870,816
U.S. Treasury Bills, 3.460%, 3/12/2026
10
15,000,000 14,898,211
U.S. Treasury Bills, 3.410%, 3/17/2026
10
10,000,000 9,928,433
145,284,327
TOTAL SHORT-TERM INVESTMENTS
(Cost $147,822,964) 147,867,884
TOTAL INVESTMENTS — 98.7%
(Cost $1,036,115,892) 1,036,988,384
Other Assets in Excess of Liabilities — 1.3% 14,724,231
TOTAL NET ASSETS — 100.0% $ 1,051,712,615
EUR – Euro
ETF – Exchange-Traded Fund
UCITS – Undertakings for Collective Investment in Transferable Securities
*
Non-income producing security.
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $454,784,283 which represents 43.24% of total net assets of the Fund.
3
Floating rate security.
4
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
5
Denotes investments purchased on a when-issued or delayed delivery basis.
6
Convertible security.
7
Foreign security denominated in U.S. Dollars.
8
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
9
The rate is the annualized seven-day yield at period end.

The rate shown represents the yield at period end.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
21
See accompanying Notes to Financial Statements.
FUTURES CONTRACTS
Number of Contracts
Long (Short) Description
Expiration
Date
Notional
Value
Value/Unrealized
Appreciation
(Depreciation)
(75) U.S. Treasury 10 Year Notes March 2026 $ (8,432,813) $ 56,020
TOTAL FUTURES CONTRACTS $ (8,432,813) $ 56,020
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Purchase
Contracts Counterparty
Currency
Exchange
Settlement
Date
Currency
Amount
Purchased
Value At
Settletment
Date
Value At
December 31, 2025
Unrealized
Appreciation
(Depreciation)
Euro JP Morgan EUR per USD 2/6/2026 $ 301,248 $ 301,248 $ 303,003 $ 1,755
301,248 303,003 1,755
Sale
Contracts Counterparty
Currency
Exchange
Settlement
Date
Currency
Amount
Sold
Value At
Settletment
Date
Value At
December 31, 2025
Unrealized
Appreciation
(Depreciation)
Euro JP Morgan EUR per USD 2/17/2026 (1,500,000) (1,766,394) (1,603,895) (162,499)
Euro JP Morgan EUR per USD 3/27/2026 (1,500,000) (1,769,553) (1,651,731) (117,822)
Euro JP Morgan EUR per USD 4/22/2026 (1,500,000) (1,771,634) (1,734,051) (37,583)
Euro JP Morgan EUR per USD 7/23/2026 (4,250,000) (5,038,918) (5,112,657) 73,739
Euro JP Morgan EUR per USD 3/19/2027 (1,875,000) (2,241,354) (2,269,886) 28,532
Euro JP Morgan EUR per USD 1/14/2026 (16,400,000) (19,281,583) (19,122,412) (159,171)
Euro JP Morgan EUR per USD 2/6/2026 (5,838,750) (6,872,383) (6,770,982) (101,401)
Euro JP Morgan EUR per USD 2/27/2026 (2,000,000) (2,356,220) (2,333,198) (23,022)
Euro JP Morgan EUR per USD 3/3/2026 (2,250,000) (2,651,210) (2,633,051) (18,159)
Euro JP Morgan EUR per USD 3/23/2026 (4,655,000) (5,490,421) (5,491,713) 1,292
(49,239,670) (48,723,576) (516,094)
TOTAL FORWARD FOREIGN CURRENCY
EXCHANGE CONTRACTS $ (48,938,422) $ (48,420,573) $ (514,339)

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)
22
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES — 8.8%
Ally Auto Receivables Trust
Series 2025-1-A2
, 4.030% , 7/17/2028
1
140,000 $ 140,150
Barings Equipment Finance LLC
Series 2025-A-A2
, 4.640% , 10/13/2028
1,2
501,963 505,191
Series 2025-B-A2
, 4.020% , 2/13/2029
1,2
120,000 120,266
Capital One Prime Auto Receivables Trust
Series 2022-2-A3
, 3.660% , 5/17/2027
1
61,668 61,648
Chase Auto Owner Trust
Series 2025-2A-A2
, 3.910% , 12/26/2028
1,2
190,000 190,137
Citizens Auto Receivables Trust
Series 2024-1-A3
, 5.110% , 4/17/2028
1,2
237,185 238,511
DLLAA LLC
Series 2023-1A-A3
, 5.640% , 2/22/2028
1,2
464,237 469,334
Ford Credit Auto Owner Trust
Series 2024-D-A2A
, 4.590% , 10/15/2027
1
26,441 26,497
GM Financial Automobile Leasing Trust
Series 2024-3-A2A
, 4.290% , 1/20/2027
1
55,730 55,759
Series 2025-2-A2A
, 4.550% , 7/20/2027
1
68,807 69,018
Series 2025-3-A2A
, 4.190% , 10/20/2027
1
85,000 85,204
GM Financial Consumer Automobile Receivables Trust
Series 2025-2-A2A
, 4.400% , 2/16/2028
1
36,846 36,926
Series 2025-3-A2A
, 4.320% , 6/16/2028
1
115,000 115,308
Honda Auto Receivables Owner Trust
Series 2023-3-A3
, 5.410% , 2/18/2028
1
273,732 275,682
Series 2025-2-A2A
, 4.300% , 1/18/2028
1
96,255 96,454
Hyundai Auto Lease Securitization Trust
Series 2025-B-A2A
, 4.580% , 9/15/2027
1,2
94,271 94,638
Hyundai Auto Receivables Trust
Series 2025-B-A2A
, 4.450% , 8/15/2028
1
75,000 75,248
John Deere Owner Trust
Series 2022-C-A3
, 5.090% , 6/15/2027
1
37,426 37,520
Series 2024-A-A2A
, 5.190% , 2/16/2027
1
564 564
Series 2024-A-A3
, 4.960% , 11/15/2028
1
260,000 262,347
Series 2025-A-A2A
, 4.230% , 3/15/2028
1
59,976 60,094
Kubota Credit Owner Trust
Series 2023-2A-A3
, 5.280% , 1/18/2028
1,2
502,036 505,925
Series 2025-2A-A2
, 4.480% , 4/17/2028
1,2
65,000 65,356
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3
, 5.470% , 10/20/2028
1,2
299,650 301,628
Toyota Auto Receivables Owner Trust
Series 2025-B-A2A
, 4.460% , 3/15/2028
1
86,749 86,966
Toyota Lease Owner Trust
Series 2024-A-A3
, 5.250% , 4/20/2027
1,2
86,052 86,376
USB Auto Owner Trust
Series 2025-1A-A2
, 4.510% , 6/15/2028
1,2
56,137 56,262
Verizon Master Trust
Series 2023-7-A1A
, 5.670% , 11/20/2029
1
300,000 304,919

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
23
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
Volkswagen Auto Loan Enhanced Trust
Series 2024-1-A2A
, 4.650% , 11/22/2027
1
74,177 $ 74,364
TOTAL ASSET-BACKED SECURITIES
(Cost $4,488,642) 4,498,292
BANK LOANS
—
1.9%
Hilton Domestic Operating Co., Inc., First Lien, Term Loan, B4
5.482% (1-Month Term SOFR + 175 basis points), 11/8/2030
1,3,4
250,000 251,879
KFC Holding Co., First Lien, 2021 Term Loan, B
5.599% (1-Month Term SOFR + 175 basis points), 3/15/2028
3,4
244,246 245,542
Trans Union LLC, First Lien, 2024 Refinancing Term Loan, B8
5.466% (1-Month Term SOFR + 175 basis points), 6/24/2031
1,3,4
241,827 242,674
Vistra Operations Co. LLC, First Lien, 2018 Incremental Term Loan
5.466% (1-Month Term SOFR + 175 basis points), 12/20/2030
3,4
230,425 231,866
TOTAL BANK LOANS
(Cost $957,419) 971,961
COLLATERALIZED LOAN OBLIGATIONS
—
47.3%
Apidos CLO Ltd.
Series 2015-23A-ARR 4.955% (3-Month Term SOFR + 105 basis points), 4/15/2033
1,2,4
897,305 898,191
Ares CLO Ltd.
Series 2021-60A-AR 5.064% (3-Month Term SOFR + 118 basis points), 7/18/2034
1,2,4
1,000,000 1,000,306
Battalion CLO Ltd.
Series 2015-9A-ARR 4.865% (3-Month Term SOFR + 96 basis points), 7/15/2031
1,2,4
858,865 859,841
BlueMountain Fuji US CLO Ltd.
Series 2017-2A-A1AR 5.146% (3-Month Term SOFR + 126.2 basis points), 10/20/2030
1,2,4
90,658 90,769
CarVal CLO Ltd.
Series 2019-1A-AR2 4.904% (3-Month Term SOFR + 102 basis points), 4/20/2032
1,2,4
1,398,044 1,399,408
CIFC Funding Ltd.
Series 2013-3RA-A1R 4.865% (3-Month Term SOFR + 100 basis points), 4/24/2031
1,2,4
1,072,046 1,071,778
Dryden CLO Ltd.
Series 2018-61A-A1R2 4.962% (3-Month Term SOFR + 108 basis points), 1/17/2032
1,2,4
645,611 646,257
Series 2019-72A-ARR 4.952% (3-Month Term SOFR + 110 basis points), 5/15/2032
1,2,4
609,251 609,921
Series 2019-75A-AR3 4.913% (3-Month Term SOFR + 104 basis points), 4/14/2034
1,2,4
1,000,000 999,863
Series 2019-80A-BRR 5.382% (3-Month Term SOFR + 150 basis points), 1/17/2033
1,2,4
1,000,000 1,002,785
Dryden Senior Loan Fund
Series 2013-26A-BR 5.616% (3-Month Term SOFR + 171.2 basis points), 4/15/2029
1,2,4
1,000,000 1,002,702
Series 2015-41A-AR 5.136% (3-Month Term SOFR + 123.2 basis points), 4/15/2031
1,2,4
40,519 40,569
Series 2016-43A-AR3 4.954% (3-Month Term SOFR + 107 basis points), 4/20/2034
1,2,4
1,000,000 999,962
Series 2016-45A-A1RR 4.985% (3-Month Term SOFR + 108 basis points), 10/15/2030
1,2,4
584,630 585,328
Elevation CLO Ltd.
Series 2018-10A-AR 4.804% (3-Month Term SOFR + 92 basis points), 10/20/2031
1,2,4
123,643 123,793
Elmwood CLO Ltd.
Series 2021-3A-AR2 5.184% (3-Month Term SOFR + 130 basis points), 7/20/2038
1,2,4
500,000 501,617
Empower CLO Ltd.
Series 2023-2A-AR 5.225% (3-Month Term SOFR + 132 basis points), 10/15/2038
1,2,4
1,000,000 1,003,078

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
24
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
John Deere Owner Trust
Series 2025-B-A2A 4.280% , 7/17/2028
1
120,000 $ 120,455
LCM LP
Series 18A-BR 5.746% (3-Month Term SOFR + 186.2 basis points), 4/20/2031
1,2,4
928,199 930,124
Madison Park Funding Ltd.
Series 2014-14A-BR4 5.357% (3-Month Term SOFR + 150 basis points), 10/22/2030
1,2,4
1,000,000 1,002,109
Octagon Investment Partners Ltd.
Series 2019-1A-AR2 5.055% (3-Month Term SOFR + 115 basis points), 10/15/2034
1,2,4
1,000,000 1,000,250
Octagon Ltd.
Series 2021-1A-AR 4.962% (3-Month Term SOFR + 107 basis points), 10/15/2034
1,2,4
1,500,000 1,499,807
OZLM Ltd.
Series 2014-6A-B1T 5.882% (3-Month Term SOFR + 200 basis points), 4/17/2031
1,2,4
1,000,000 1,004,540
Series 2017-17A-A2AR 5.384% (3-Month Term SOFR + 150 basis points), 7/20/2030
1,2,4
725,739 726,109
Rockford Tower CLO Ltd.
Series 2018-1A-A 5.251% (3-Month Term SOFR + 136.2 basis points), 5/20/2031
1,2,4
172,138 172,226
Symphony CLO Ltd.
Series 2019-21A-AR2 4.805% (3-Month Term SOFR + 90 basis points), 7/15/2032
1,2,4
385,582 385,861
Series 2021-25A-AR 4.874% (3-Month Term SOFR + 105 basis points), 4/19/2034
1,2,4
1,000,000 999,962
Thayer Park CLO Ltd.
Series 2017-1A-A1RR 4.868% (3-Month Term SOFR + 100 basis points), 4/20/2034
1,2,4
1,000,000 999,583
Trinitas CLO Ltd.
Series 2021-15A-A1R 4.977% (3-Month Term SOFR + 112 basis points), 4/22/2034
1,2,4
1,000,000 1,000,295
Venture CLO Ltd.
Series 2019-38A-ARR 4.838% (3-Month Term SOFR + 100 basis points), 7/30/2032
1,2,4
555,970 556,478
Voya CLO Ltd.
Series 2013-2A-A1R 5.090% (3-Month Term SOFR + 123.2 basis points), 4/25/2031
1,2,4
60,978 61,053
Series 2020-3A-ARR 5.120% (3-Month Term SOFR + 125 basis points), 1/20/2038
1,2,4
1,000,000 1,000,941
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $24,246,782) 24,295,961
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A
, 2.954% , 11/5/2034
1,2
711,982 627,049
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $714,052) 627,049
CORPORATE BONDS —18.0%
AUTOMOBILES — 0.5%
BMW US Capital LLC
2.800%, 4/11/2026
1,2
250,000 249,191
BIOTECHNOLOGY — 1.0%
Amgen, Inc.
2.200%, 2/21/2027
1
250,000 245,359

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
25
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
BIOTECHNOLOGY (Continued)
Gilead Sciences, Inc.
3.650%, 3/1/2026
1
250,000 $ 249,905
495,264
BROADLINE RETAIL — 0.4%
eBay, Inc.
1.400%, 5/10/2026
1
250,000 247,698
CAPITAL MARKETS — 0.4%
S&P Global, Inc.
2.450%, 3/1/2027
1
250,000 246,122
CHEMICALS — 0.9%
PPG Industries, Inc.
1.200%, 3/15/2026
1
250,000 248,575
Sherwin-Williams Co. (The)
3.450%, 6/1/2027
1
200,000 198,606
447,181
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Veralto Corp.
5.500%, 9/18/2026
1
140,000 141,231
CONSUMER FINANCE — 2.2%
American Honda Finance Corp.
4.515%(Term SOFR + 71 basis points), 1/9/2026
4
275,000 275,028
American Honda Finance Corp.
4.713%(Term SOFR + 92 basis points), 1/12/2026
4
150,000 150,030
Caterpillar Financial Services Corp.
0.900%, 3/2/2026
1
200,000 199,030
John Deere Capital Corp.
4.109%(Term SOFR + 44 basis points), 3/6/2026
4
75,000 75,044
John Deere Capital Corp.
4.459%(Term SOFR + 79 basis points), 6/8/2026
4
340,000 340,922
Toyota Motor Credit Corp.
4.667%(SOFR Index + 89 basis points), 5/18/2026
4
90,000 90,230
1,130,284
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.9%
7-Eleven, Inc.
0.950%, 2/10/2026
1,2
200,000 199,303
Kroger Co. (The)
3.500%, 2/1/2026
1
250,000 249,838
449,141
DIVERSIFIED REITS — 0.8%
Digital Realty Trust LP
3.700%, 8/15/2027
1
250,000 248,802

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
26
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
DIVERSIFIED REITS (Continued)
Simon Property Group LP
3.250%, 11/30/2026
1
175,000 $ 174,057
422,859
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.
1.700%, 3/25/2026
1
200,000 199,005
ELECTRIC UTILITIES — 0.8%
Duke Energy Corp.
2.650%, 9/1/2026
1
150,000 148,763
NextEra Energy Capital Holdings, Inc.
4.556%(SOFR Index + 76 basis points), 1/29/2026
4
60,000 60,024
Southern Co. (The)
5.113%, 8/1/2027 200,000 203,348
412,135
ENTERTAINMENT — 0.4%
TWDC Enterprises 18 Corp.
1.850%, 7/30/2026
1
200,000 197,833
FINANCIAL SERVICES — 1.0%
Fidelity National Information Services, Inc.
1.150%, 3/1/2026
1
150,000 149,283
Fiserv, Inc.
3.200%, 7/1/2026
1
250,000 248,966
Mastercard, Inc.
4.206%(SOFR Index + 44 basis points), 3/15/2028
1,4
95,000 95,396
493,645
FOOD PRODUCTS — 0.4%
Mondelez International, Inc.
2.625%, 3/17/2027
1
200,000 196,930
GROUND TRANSPORTATION — 0.5%
Canadian Pacific Railway Co.
1.750%, 12/2/2026
1
250,000 245,187
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Elevance Health, Inc.
3.650%, 12/1/2027
1
200,000 199,144
IT SERVICES — 0.3%
International Business Machines Corp.
3.300%, 5/15/2026
1
175,000 174,716

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
27
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.
4.953%, 8/10/2026
1
200,000 $ 201,174
MEDIA — 0.4%
Comcast Corp.
3.150%, 3/1/2026
1
200,000 199,935
OIL, GAS & CONSUMABLE FUELS — 1.4%
Enbridge, Inc.
3.700%, 7/15/2027
1
250,000 248,865
MPLX LP
1.750%, 3/1/2026
1
200,000 199,225
Sabine Pass Liquefaction LLC
5.875%, 6/30/2026
1
34,000 34,049
Williams Cos., Inc. (The)
3.750%, 6/15/2027
1
250,000 249,145
731,284
PERSONAL CARE PRODUCTS — 0.5%
Haleon US Capital LLC
3.375%, 3/24/2027
1
250,000 248,248
PHARMACEUTICALS — 0.3%
Astrazeneca Finance LLC
1.200%, 5/28/2026
1
150,000 148,490
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Advanced Micro Devices, Inc.
4.212%, 9/24/2026
1
275,000 276,014
SOFTWARE — 1.3%
Oracle Corp.
2.650%, 7/15/2026
1
250,000 247,997
VMware LLC
1.400%, 8/15/2026
1
250,000 246,371
Workday, Inc.
3.500%, 4/1/2027
1
200,000 198,910
693,278
SPECIALIZED REITS — 0.5%
American Tower Corp.
3.375%, 10/15/2026
1
250,000 248,750
SPECIALTY RETAIL — 0.6%
Lowe's Cos., Inc.
3.100%, 5/3/2027
1
300,000 296,823

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
28
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile USA, Inc.
2.250%, 2/15/2026
1
250,000 $ 249,438
TOTAL CORPORATE BONDS
(Cost $9,209,320) 9,241,000
EXCHANGE TRADED FUNDS —0.8%
Palmer Square CLO Senior Debt ETF
5
21,195 431,742
TOTAL EXCHANGE TRADED FUNDS
(Cost $429,805) 431,742
Number
of Shares
SHORT-TERM INVESTMENTS — 22.3%
Money Market Funds — 1.5%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.66%
6
758,925 758,925
Principal
Amount
United States Treasury Bills — 20.8%
U.S. Treasury Bills, 2.300%, 1/6/2026
7
2,000,000 1,999,233
U.S. Treasury Bills, 3.180%, 1/20/2026
7
1,500,000 1,497,353
U.S. Treasury Bills, 3.310%, 2/3/2026
7
2,500,000 2,492,219
U.S. Treasury Bills, 3.390%, 2/17/2026
7
1,250,000 1,244,370
U.S. Treasury Bills, 3.430%, 3/5/2026
7
1,250,000 1,242,418
U.S. Treasury Bills, 3.390%, 3/10/2026
7
1,750,000 1,738,696
U.S. Treasury Bills, 3.410%, 3/17/2026
7
500,000 496,422
10,710,711
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,467,963) 11,469,636
TOTAL INVESTMENTS — 100.3%
(Cost $51,513,983) 51,535,641
Liabilities in Excess of Other Assets — (0.3)% (147,311)
TOTAL NET ASSETS — 100.0% $ 51,388,330
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $27,884,673 which represents 54.26% of total net assets of the Fund.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)
29
See accompanying Notes to Financial Statements.
3
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
4
Floating rate security.
5
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
6
The rate is the annualized seven-day yield at period end.
7
The rate shown represents the yield at period end.

Palmer Square Funds Trust
STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2025 (Unaudited)
30
See accompanying Notes to Financial Statements.
Palmer Square
Income Plus Fund
Palmer Square
Ultra-Short Duration
Investment Grade
Fund
Assets:
Investments in unaffiliated issuers, at value* $ 1,028,886,348 $ 51,103,899
Investments in affiliated issuers, at value* 8,102,036 431,742
Cash 1,715,427 —
Cash held at broker for futures contracts 2,127,623 35,147
Cash held by broker for securities sold short and swap contracts 9,740,571 148,502
Receivables:
Investment securities sold 1,305,898 713,598
Fund shares sold 709,390 58,760
Interest 8,232,058 330,753
Unrealized appreciation on forward foreign currency exchange contracts 105,318 —
Prepaid expenses 46,668 15,715
Total assets 1,060,971,337 52,838,116
Liabilities:
Foreign currency due to custodian, at value (proceeds
$– and $6,516,643
) 6,522,583 —
Payables:
Due to Custodian — 122,122
Investment securities purchased 747,794 —
Fund shares redeemed 242,102 1,255,601
Unrealized depreciation on forward foreign currency exchange contracts 619,657 —
Advisory fees 438,641 10,865
Shareholder servicing fees (Note 6) 303,301 6,587
Fund administration and accounting fees 183,890 25,649
Transfer agent fees and expenses 18,352 5,122
Custody fees 16,031 913
Auditing fees 17,217 13,141
Trustees' fees and expenses 4,775 2,532
Commitment fees payable (Note 12) 80,690 619
Chief Compliance Officer fees 2,293 4,168
Accrued other expenses 61,396 2,467
Total Liabilities 9,258,722 1,449,786
Commitments and contingencies (Note 3) — —
Net Assets
$ 1,051,712,615 $ 51,388,330
Net Assets Consists of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized) $ 1,060,684,733 $ 51,350,726
Total accumulated earnings (deficit) (8,972,118) 37,604
Net Assets
$ 1,051,712,615 $ 51,388,330
Class I Shares
Shares Outstanding and Net Asset Value Per Share:
Net assets applicable to shares outstanding $ 1,018,495,869 $ 51,388,330
Shares outstanding (unlimited number of shares authorized, par value of $0.01 per share) 100,810,464 2,584,602
Net assets value per share
$ 10.10 $ 19.88
Class T Shares
Shares Outstanding and Net Asset Value Per Share:
Net assets applicable to shares outstanding $ 33,216,746 $ —
Shares outstanding (unlimited number of shares authorized, par value of $0.01 per share) 3,286,461 —
Net assets value per share
$ 10.11 $ —
*Identified Cost
Investments in unaffiliated issuers, at cost $ 1,028,204,919 $ 51,084,178
Investments in affiliated issuers, at cost $ 7,910,973 $ 429,805

Palmer Square Funds Trust
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2025 (Unaudited)
31
See accompanying Notes to Financial Statements.
Palmer Square
Income Plus
Fund
Palmer Square
Ultra-Short
Duration
Investment
Grade Fund
Investment Income
Interest income from unaffiliated investments $ 27,893,155 $ 1,563,142
Dividends from affiliated investments 28,235 10,265
Total investment income 27,921,390 1,573,407
Expenses:
Advisory fees (see note 3) 2,636,812 83,674
Shareholder servicing fees (Note 6 ) 531,824 27,431
Fund administration and accounting fees 348,028 50,501
Transfer agent fees and expenses 40,737 9,553
Custody fees 24,227 3,962
Registration Fees 40,572 23,224
Auditing fees 17,140 13,097
Trustees' fees and expenses 19,675 10,204
Shareholder reporting fees 19,066 4,883
Legal fees 12,695 8,354
Miscellaneous 5,801 1,577
Chief Compliance Officer fees 5,598 5,523
Insurance fees 6,527 5,252
Commitment fees (Note 12) 82,100 85
Total Expenses 3,790,802 247,320
Advisory fees (waived) recovered (Note 3) — (79,961)
Affiliated fund fees waived (Note 3) (7,682) (384)
Net Expenses 3,783,120 166,975
Net Investment Income 24,138,270 1,406,432
Realized Gain (Loss) and Unrealized Appreciation (Depreciation) :
1,458,322 43,244
Net realized gain on: 1,369,415 37,116
Unaffiliated investments 1,930,937 36,466
Affiliated Investments 13,010 651
Futures contracts (121,196) —
Forward contracts 27,224 —
Swap contracts 25,029 —
Foreign currency transactions (505,589) —
Net realized gain on investments 1,369,415 37,117
Net change in unrealized appreciation (depreciation) on: 88,907 6,128
Unaffiliated investments (1,046,141) 4,537
Affiliated investments 193,432 1,591
Futures contracts 109,457 —
Securities sold short (3,645) —
Forward contracts 844,790 —
Foreign currency transactions (8,986) —
Net change in unrealized appreciation of investments 88,907 6,128
Net realized and unrealized gain on investments 1,458,322 43,245
Net increase in net assets resulting from operations
$ 25,596,592 $ 1,449,677

Palmer Square Funds Trust
STATEMENTS OF CHANGES IN NET ASSETS

See accompanying Notes to Financial Statements.
Palmer Square Income Plus Fund
Palmer Square Ultra-Short Duration
Investment Grade Fund
For the
Six Months Ended
December 31, 2025
(Unaudited)
For the Year Ended
June 30, 2025
For the
Six Months Ended
December 31, 2025
(Unaudited)
For the Year Ended
June 30, 2025
Increase (Decrease) in Net Assets from :
Operations
Net investment income $ 24,138,270 $ 52,765,800 $ 1,406,432 $ 2,955,820
Net realized gain on investments 1,369,415 1,417,983 37,117 88,246
Net change in unrealized appreciation on investments 88,907 4,270,818 6,128 21,006
Net increase in net assets resulting from operations 25,596,592 58,454,601 1,449,677 3,065,072
Distributions to Shareholders:
Distributions
Class I (24,261,980) (1,582,328) (1,463,465) (2,884,022)
Class T (774,852) (46,293,729) — —
Return of Capital
Class I — (20,642) — —
Class T — (681,922) — —
Total distributions to shareholders (25,036,832) (48,578,621) (1,463,465) (2,884,022)
Capital Transactions
1
Net proceeds from shares sold
Class I 160,337,416 4,306,994 17,894,710 60,552,062
Class T 4,237,160 369,827,314 — —
Reinvestment of distributions
Class I 21,587,249 8,684 1,186,776 2,304,800
Class T 6,397 41,480,782 — —
Cost of  shares redeemed
Class I (192,501,716) (8,055,373) (37,255,127) (79,588,867)
Class T (1,029,955) (265,910,554) — —
Net increase (decrease) in net assets from capital transactions (7,363,449) 141,657,847 (18,173,641) (16,732,005)
Total increase (decrease) in net assets (6,803,689) 151,533,827 (18,187,429) (16,550,955)
Net Assets:
Beginning of period 1,058,516,304 906,982,477 69,575,759 86,126,714
End of period
$ 1,051,712,615 $ 1,058,516,304 $ 51,388,330 $ 69,575,759
Capital Share Transactions:
Shares sold
Class I 15,788,589 425,663 895,593 3,022,401
Class T 415,119 36,630,211 — —
Shares reinvested
Class I 2,138,384 863 59,657 115,926
Class T 633 4,124,761 — —
Shares redeemed
Class I (18,978,216) (796,714) (1,859,813) (3,981,136)
Class T (101,433) (26,324,401) — —
Net increase (decrease) in capital share transactions (736,924) 14,060,383 (904,563) (842,809)
1
Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 5 to the Financial
Statements.

Palmer Square Funds Trust
Palmer Square Income Plus Fund
FINANCIAL HIGHLIGHTS
33
See accompanying Notes to Financial Statements.
Class I
Per share operating performance.
For a capital share outstanding throughout each period.
For the
Six Months Ended
December 31,
2025
(Unaudited)
For the Year Ended June 30,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 10.10 $ 9.99 $ 9.74 $ 9.67 $ 10.06 $ 9.75
Income from Investment Operations:
Net investment income
1,2
0.23 0.54 0.60 0.45 0.14 0.16
Net realized and unrealized gain (loss) (0.11) 0.07 0.24 0.08 (0.40) 0.30
Total from investment operations 0.12 0.61 0.84 0.53 (0.26) 0.46
Less Distributions:
From net investment income (0.12) (0.49) (0.59) (0.46) (0.13) (0.15)
Distributions from Net Realized Gain — (0.01) — — —
3
—
Total Distributions (0.12) (0.50) (0.59) (0.46) (0.13) (0.15)
Net asset value, end of period $ 10.10 $ 10.10 $ 9.99 $ 9.74 $ 9.67 $ 10.06
Total return
4
2.36%
5
6.17% 8.78% 5.64% (2.63)% 4.75%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 1,018,496 $ 1,028,514 $ 873,594 $ 812,171 $ 1,025,285 $ 856,244
Ratio of expenses to average net assets (including
commitment fees and interest on securities sold
short):
Before fees waived and expenses absorbed /
recovered
6,7
0.71%
8
0.74% 0.74% 0.88% 0.75% 0.90%
After fees waived and expenses absorbed /
recovered
6,7
0.70%
8
0.74% 0.74% 0.88% 0.75% 0.94%
Ratio of net investment income to average net
assets (including commitment fees and interest on
securities sold short):
Before fees waived and expenses absorbed /
recovered
2
4.40%
8
5.34% 6.04% 4.68% 1.39% 1.64%
After fees waived and expenses absorbed /
recovered
2
4.40%
8
5.34% 6.04% 4.68% 1.39% 1.60%
Portfolio Turnover Rate 43%
5
97% 109% 115% 111% 167%
1
Based on average shares outstanding for the period.
2
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
The ratio does not include net investment income of the investment companies in which the Fund invests.
3
Amount represents less than $0.01 per share.
4
Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
5
Not annualized.
6
If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00%, 0.00%, 0.02%, 0.03%, and 0.01% for the fiscal years ended June 30, 2025, 2024, 2023, 2022, and 2021, respectively.
7
Does not include expenses of the investment companies in which the Fund invests.
8
Annualized for periods less than one year.

Palmer Square Funds Trust
Palmer Square Income Plus Fund
FINANCIAL HIGHLIGHTS - Continued
34
See accompanying Notes to Financial Statements.
Class T
Per share operating performance.
For a capital share outstanding throughout each period.
For the
Six Months Ended
December 31,
2025
(Unaudited)
For the Year
Ended
June 30, 2025
For the period
February 29,
2024
*
through
June 30, 2024
Net asset value, beginning of period
$ 10.10 $ 10.00 $ 10.05
Income from Investment Operations:
Net investment income
1,2
0.36 0.55 0.21
Net realized and unrealized gain (loss) (0.23) 0.05 0.02
Total from investment operations 0.13 0.60 0.23
Less Distributions:
From net investment income (0.12) (0.49) (0.28)
Distributions from Net Realized Gain — (0.01) —
Total Distributions (0.12) (0.50) (0.28)
Net asset value, end of period $ 10.11 $ 10.10 $ 10.00
Total return
3
2.51%
4
6.17% 2.34%
4
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 33,217 $ 30,003 $ 33,388
Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed / recovered
5,6
0.61%
7
0.64% 0.62%
7
After fees waived and expenses absorbed / recovered
5,6
0.61%
7
0.64% 0.62%
7
Ratio of net investment income to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed / recovered
2
6.94%
7
5.44% 6.27%
7
After fees waived and expenses absorbed / recovered
2
6.94%
7
5.44% 6.27%
7
Portfolio Turnover Rate 43%
4
97% 109%
4
*
Date of commencement of operations.
1
Based on average shares outstanding for the period.
2
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
The ratio does not include net investment income of the investment companies in which the Fund invests.
3
Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4
Not annualized.
5
If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00%, 0.00%, 0.02%, 0.03%, and 0.01% for the fiscal years ended June 30, 2025, 2024, 2023, 2022, and 2021, respectively.
6
Does not include expenses of the investment companies in which the Fund invests.
7
Annualized for periods less than one year.

Palmer Square Funds Trust
Palmer Square Ultra-Short Duration Investment Grade Fund
FINANCIAL HIGHLIGHTS
35
See accompanying Notes to Financial Statements.
Class I
Per share operating performance.
For a capital share outstanding throughout each period.
For the
Six Months Ended
December 31,
2025
(Unaudited)
For the Year Ended June 30,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 19.94 $ 19.88 $ 19.73 $ 19.68 $ 20.06 $ 20.01
Income from Investment Operations:
Net investment income
1,2
0.43 1.01 1.09 0.76 0.10 0.12
Net realized and unrealized gain (loss) 0.01 0.03 0.11 (0.09) (0.35) 0.05
Total from investment operations 0.44 1.04 1.20 0.67 (0.25) 0.17
Less Distributions:
From net investment income (0.48) (0.96) (1.05) (0.62) (0.13) (0.12)
Distributions from Net Realized Gain (0.02) (0.02) — — — —
Total Distributions (0.50) (0.98) (1.05) (0.62) (0.13) (0.12)
Net asset value, end of period $ 19.88 $ 19.94 $ 19.88 $ 19.73 $ 19.68 $ 20.06
Total return
3
2.22%
4
5.30% 6.19% 3.48% (1.23)% 0.87%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 51,388 $ 69,576 $ 86,127 $ 80,915 $ 42,773 $ 71,362
Ratio of expenses to average net assets (including
commitment fees and interest on securities sold
short):
Before fees waived and expenses absorbed /
recovered
5,6
0.74%
7
0.75% 0.59% 0.70% 0.76% 0.67%
After fees waived and expenses absorbed /
recovered
5,6
0.50%
7
0.50% 0.50% 0.52% 0.53% 0.51%
Ratio of net investment income to average net
assets (including commitment fees and interest on
securities sold short):
Before fees waived and expenses absorbed /
recovered
2
3.98%
7
4.79% 5.40% 3.67% 0.28% 0.44%
After fees waived and expenses absorbed /
recovered
2
4.22%
7
5.04% 5.49% 3.85% 0.51% 0.60%
Portfolio Turnover Rate 42%
4
124% 123% 107% 112% 117%
1
Based on average shares outstanding for the period.
2
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
The ratio does not include net investment income of the investment companies in which the Fund invests.
3
Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4
Not annualized.
5
If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00%, 0.00%, 0.02%, 0.03%, and 0.01% for the fiscal years ended June 30, 2025, 2024, 2023, 2022, and 2021, respectively.
6
Does not include expenses of the investment companies in which the Fund invests.
7
Annualized for periods less than one year.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS
As of December 31, 2025 (Unaudited)
36
1. Organization
On November 3, 2025, Palmer Square Income Plus Fund (“Income Plus Fund”) and Palmer Square Ultra-Short Duration Investment Grade
Fund (“Ultra-Short Duration Investment Grade Fund’’) (each a “Fund” and collectively the “Funds”) were organized as a diversified series of Palmer Square Funds Trust, a Delaware statutory trust (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Income Plus Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The
Income Plus Fund commenced operations following the reorganization of an identically named series of Investment Managers Series
Trust (defined below as the “Predecessor Fund”) into the Fund as described Note 15 below. The Income Plus Fund continued the accounting and performance history of the Predecessor Fund, which commenced operation on June 29, 2015. On February 27, 2024, the Fund’s outstanding shares were redesignated as Class I shares. Class T commenced operations on February 29, 2024. Class T shares are available for investment only by clients of the financial intermediaries, institutional investors, and a limited number of other investors approved by the Advisor. Prior to February 28, 2014, the Fund’s only activity was the receipt of a $2,500 investment from principals of the Income Plus Fund’s advisor and a $94,313,788 transfer of shares of the Income Plus Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade
Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Income Plus Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014.
Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Income Plus Fund.
For financial reporting purposes, assets received and shares issued by the Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Income Plus Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.
The Ultra-Short Duration Investment Grade Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Ultra-Short Duration Investment Grade Fund commenced investment operations on October 7, 2016. The
Ultra-Short Duration Investment Grade Fund commenced operations following the reorganization of an identically named series of
Investment Managers Series Trust (defined below as the “Predecessor Fund”) into the Fund as described Note 15 below. The Ultra-
Short Duration Investment Grade Fund continued the accounting and performance history of the Predecessor Fund, which commenced operation on October 7, 2016.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.
Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of
Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each
Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision
Maker with respect to the Funds' investment decisions.
2. Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”)
market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
37
available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.
(b) Bank Loans
The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.
Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.
In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.
Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so
(including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the
Funds are committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.
(c) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.
(d) Collateralized Loan Obligations
Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”)
and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
38
depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and
(iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(e) Mortgage-Backed Securities
The Funds may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.
The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government.
Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the
US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.
Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.
The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.
(f) Short Sales
Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.
(g) Futures Contracts
The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”)
or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Funds bear risks that it may not

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
39
achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
A futures contract held by the Funds is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. Upon entering into a futures contract, the Funds deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. When the contracts are closed or expires, the Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract.
(h) Swap Agreements and Swaptions
The Funds may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Funds would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Funds were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Funds entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.
The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Funds would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Funds in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund's return.
The Funds may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
40
associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.
An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Funds are hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Funds anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Funds’ use of options.
Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Funds purchase a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Funds write a swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement.
(i) Options Contracts
The Funds may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The
Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(j) Forward Foreign Currency Exchanges Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.
All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled.
Counter parties to these forward contracts are major U.S. financial institutions.
(k) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
41
interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.
(l) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not”
standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(m) Distributions to Shareholders
The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions, typically in December, are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.
(n) Illiquid Securities
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.
3. Investment Advisory Agreement and Other Transactions with Affiliates
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital
Management LLC (the “Advisor”). Under the terms of the Agreement, the Income Plus Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.49% of its average daily net assets and the Ultra-Short Duration Investment Grade Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of its average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
42
expenses such as litigation expenses) do not exceed 0.75%, 0.60% and 0.50% of the Income Plus Fund Class I shares, Income Plus Fund
Class T shares and Ultra-Short Duration Investment Grade Fund’s average daily net assets, respectively. This agreement is in effect until
October 31, 2026 and it may be terminated before that date only by the Trust’s Board of Trustees.
For the six months ended December 31, 2025, the Advisor waived advisory fees totaling $79,961 for the Ultra-Short Duration
Investment Grade Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of
Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than dates stated below:
In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Ultra-Short Duration Investment Grade Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Palmer Square CLO Senior Debt ETF. The Advisor
has also voluntarily agreed to waive its advisory fee payable by the Income Plus Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Palmer Square CLO Senior Debt ETF and the Palmer Square Credit Opportunities ETF. For the
six months ended December 31, 2025, the amount of advisory fees waived is reported under “Affiliated fund fee waived” on the
Statement of Operations.
Beginning November 3, 2025, JP Morgan Chase Bank, N.A. (“JP Morgan") serves as each Fund's Custodian and Administrator. The
Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees, and monitors the activities of the Funds’ custodian, transfer agent and accountants, pursuant to an agreement with the Adviser, on behalf of each
Fund. As compensation for such services, the Adviser pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services.
UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ transfer agent. The Funds’ allocated fees incurred for transfer agency services for the period ended December 31, 2025, are reported on the Statement of Operations.
Prior to November 3, 2025, UMB Fund Services, Inc. (“UMBFS”) served as the Funds’ fund accountant and co-administrator; and
Mutual Fund Administration, LLC (“MFAC”) served as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, served as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended December 31, 2025, are reported on the Statement of Operations. The Funds had a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the period ended December 31, 2025, no credits were earned to reduce total fees. Foreside Financial Group,
LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the
Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.
Prior to November 3, 2025, certain trustees and officers of the Trust were employees of UMBFS or MFAC. The Funds did not compensate trustees and officers affiliated with the Funds’ co-administrators. For the period ended December 31, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.
UltraShort Duration Investment Grade Fund
June 30, 2026 $ 112,254
June 30, 2027 67,647
June 30, 2028 146,142
June 30, 2029 79,961
Total $ 406,004

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
43
Prior to November 3, 2025, the Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent
Trustees that enabled Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts would be deemed to be invested. If a trustee elected to defer payment, the Plan provided for the creation of a deferred payment account. The Funds’ liability for these amounts was adjusted for market value changes in the invested fund(s) and remained a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the
Plan constituted a general unsecured obligation of the Funds and is disclosed in the Statement of Assets and Liabilities. Contributions
made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.
Prior to November 3, 2025, Dziura Compliance Consulting, LLC provided Chief Compliance Officer (“CCO”) services to the Trust. The
Funds’ allocated fees incurred for CCO services for the period ended December 31, 2025, are reported on the Statement of Operations.
4. Federal Income Taxes
At December 31, 2025, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
As of June 30, 2025, the components of accumulated earnings/(deficit) on tax basis were as follows:
Income Plus Fund
UltraShort Duration
Investment Grade Fund
Cost of investments $ 1,036,115,892 $ 51,513,983
Gross unrealized appreciation $ 7,853,342 $ 110,009
Gross unrealized depreciation (7,439,169) (88,350)
Net unrealized appreciation (depreciation) on investments $ 414,173 $ 21,659
Income Plus Fund
UltraShort Duration
Investment Grade
Fund
Undistributed ordinary income $ — $ 56,358
Tax accumulated earnings — 56,358
Accumulated capital and other losses (11,195,200) —
Unrealized appreciation 1,697,659 15,168
Unrealised appreciation/(depreciation) on foreign currency translations, forwards, futures and swaps $ 4,630 $ —
Unrealized deferred compensation $ (38,967) $ (20,146)
Total accumulated earnings (deficit) $ (9,531,878) $ 51,380

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
44
The tax character of the distribution paid during the fiscal years ended June 30, 2025 and June 30, 2024, were as follows:
At June 30, 2025, the Funds had capital loss carryforwards, which reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.
5. Investment Transactions
For the six months ended December 31, 2025, purchases and sales of investments, (excluding short-term investments, and In-Kind transactions) were as follows:
6. Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributable to Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class T shares do not participate in the Shareholder Servicing Plan.
For the six months ended December 31, 2025, shareholder servicing fees incurred are disclosed on the Statement of operations.
7. Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Income Plus Fund UltraShort Duration Investment Grade Fund
Distribution paid from: 2025 2024 2025 2024
Ordinary income
$ 47,876,057 $ 51,160,166 $ 2,884,022 $ 4,010,790
Return of Capital
$ 702,564 $ — $ — $ —
Net long-term capital gains
$ — $ — $ — $ —
Total taxable distributions
$ 48,578,621 $ 51,160,166 $ 2,884,022 $ 4,010,790
Total distributions paid
$ 48,578,621 $ 51,160,166 $ 2,884,022 $ 4,010,790
N ot Subject to
Expiration
Long-Term Short-Term Total
Income Plus Fund $ 11,195,200 $ — $ 11,195,200
UltraShort Duration Investment Grade Fund $ — $ — $ —
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
Income Plus Fund $ 373,610,704 $ 387,999,274 $ — $ —
UltraShort Duration Investment Grade Fund $ 22,122,250 $ 39,508,810 $ — $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
45
8. Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.
Income Plus Fund Level 1 Level 2 Level 3 Total
Assets
Investments
Asset-Backed Securities $ — $ 98,717,765 $ — $ 98,717,765
Bank Loans — 50,426,569 — 50,426,569
Collateralized Loan Obligations — 315,210,662 — 315,210,662
Collateralized Mortgage Obligations — 553,998 — 553,998
Commercial Mortgage-Backed Securities — 10,934,139 — 10,934,139
Convertible Bonds — 1,224,831 — 1,224,831
Corporate Bonds — 335,211,532 — 335,211,532
Exchange Traded Funds 8,102,036 — — 8,102,036
Residential Mortgage-Backed Securities — 26,459,714 — 26,459,714
U.S. Government and Agency Securities — 42,279,254 — 42,279,254
Short-Term Investments 2,583,557 145,284,327 — 147,867,884
Total Investments $ 10,685,593 $ 1,026,302,791 $ — $ 1,036,988,384
Futures Contracts
56,020 — — 56,020
Forward Currency Contracts
— 105,318 — 105,318
Liabilities
Forward Currency Contracts
— (619,657) — (619,657)
Total Liabilities $ — $ (619,657) $ — $ (619,657)

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
46
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
9. Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2025 by risk category are as follows:
UltraShort Duration Investment Grade Fund Level 1 Level 2 Level 3 Total
Assets
Investments
Asset-Backed Securities $ — $ 4,498,292 $ — $ 4,498,292
Bank Loans — 971,961 — 971,961
Collateralized Loan Obligations — 24,295,961 — 24,295,961
Commercial Mortgage-Backed Securities — 627,049 — 627,049
Corporate Bonds — 9,241,000 — 9,241,000
Exchange Traded Funds 431,742 — — 431,742
Short-Term Investments 758,925 10,710,711 — 11,469,636
Total Investments $ 1,190,667 $ 50,344,974 $ — $ 51,535,641
Palmer Square Income Plus Fund
Asset-Backed
Securities
Balance as of June 30, 2025 2,944,988
Transfer into Level 3 –
Transfers out of Level 3 (2,944,988)
Total gains or losses for the period
Included in earnings (or changes in the assets) –
Net Purchases –
Net Sales –
Balance as of December 31, 2025 –
Changes in unrealized gains or losses for the period included in earnings (or changes in next assets) for assets held at the end of the reporting period –
Derivatives not designated as hedging instruments
Credit
Contracts
Equity
Contracts
Foreign
Exchange
Contracts
Interest
Rate
Contracts Total
Income Plus Fund
Asset
Unrealized depreciation on forward
foreign currency exchange contracts $ – $ – $ 105,318 $ – $ 105,318
Unrealized depreciation on open
future contracts $ – $ – $ – $ 56,020 $ 56,020
$ – $ – $ 105,318 $ 56,020 $ 161,338
Liabilities
Unrealized depreciation on forward
foreign currency exchange contracts $ – $ – $ 619,657 $ – $ 619,657
$ – $ – $ 619,657 $ – $ 619,657

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
47
The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2025 are as follows:
The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative investments as of December 31, 2025 are as follows:
10.  Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.
A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International
Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments' payables and/or receivables against each other and/or with collateral, which is generally held by the Funds' custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to each Fund from its counterparties are not fully collateralized contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance.
The Funds did not hold swap contracts at December 31, 2025.
Derivatives not designated as hedging instruments
Credit
Contracts
Equity
Contracts
Foreign
Exchange
Contracts
Interest
Rate
Contracts Total
Palmer Square Income Plus Fund
Realized Gain (Loss) on
Derivatives
Futures contracts $ – $ – $ – $ (121,196) $ (121,196)
Forward contracts $ – $ – $ 27,224 $ – $ 27,224
Swap contracts $ – $ – $ – $ 25,029 $ 25,029
$ – $ – $ 27,224 $ (96,167) $ (68,943)
Palmer Square Income Plus Fund
Net change in unrealized
Appreciation (Depreciation)
on Derivatives
Credit
Contracts
Equity
Contracts
Foreign
Exchange
Contracts
Interest
Rate
Contracts Total
Futures contracts $ – $ – $ – $ 109,457 $ 109,457
Forward contracts $ – $ – $ 844,790 $ – $ 844,790
$ – $ – $ 844,790 $ 109,457 $ 954,247
Income Plus Fund
Derivatives not designated as hedging instruments
Futures contracts Interest rate contracts Notional amount $ 6,522,657
Forward contracts Foreign exchange contracts Notional amount 2,646,746

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
48
11. Unfunded Commitments
The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the
Statement of Assets and Liabilities. As of December 31, 2025, the Income Plus Fund and the Ultra-Short Duration Investment Grade
Fund had no unfunded loan commitments outstanding.
12. Line of Credit
The Funds, together with other funds managed by the Advisor (together, the “Palmer Square Funds”), had entered into a Senior
Secured Revolving Credit Facility (the “Facility”) with UMB Bank, n.a., which provided for a maximum aggregate borrowing capacity of $75,000,000. Each Fund was permitted to borrow up to the lesser of the available credit line amount or an amount equal to 20% of the adjusted net assets of each Fund. The purpose of the Facility was to temporarily finance the repurchase or redemption of shares of each Fund. Borrowings under the Facility incurred interest at the Wall Street Journal Prime rate minus 50 basis points, subject to a minimum rate of 6.00%. As compensation for holding the lending commitment available, the Palmer Square Funds were charged a commitment fee on the average daily unused balance of the Facility at an annual rate of 0.25%. Commitment fees incurred during the period ended December 31, 2025 are disclosed in the Statement of Operations. The Facility expired in accordance with its stated
maturity on October 29, 2025 and was not renewed. During the period ended December 31, 2025, the Income Plus Fund and the Ultra-
Short Duration Investment Grade Fund did not borrow under the Facility.
13. Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Palmer
Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:
    aa
Value at
Beginning
of Period Purchases Sales
Realized
Gain
(Loss) Amortization
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a
a   a   a   a   a   a   a
Income Plus Fund
Palmer Square CLO Senior
Debt ETF $459,999 $6,569,906 $(6,210,492) $ 4,315
$—
$ 2,948 $ 826,676 40,583 $ 9,317
Palmer Square Credit
Opportunities ETF $393,429 $5,888,267 $(5,662,915) 3,706
$—
(3,464) 619,023 30,015 18,918
Palmer Square EUR CLO
Senior Debt Index UCITS
ETF $— $6,757,031 $(299,631) 4,989
$—
193,948 6,656,337 111,683 —
Total Affiliated Securities $853,428 $19,215,204 $(12,173,038) $13,010 $— $193,432 8,102,036 182,281 $28,235
UltraShort Duration Investment Grade Fund
Palmer Square CLO Senior
Debt ETF $201,649 $1,013,011 $(785,160) 651
$—
1,591 431,742 21,195 10,265
Total Affiliated Securities $201,649 $1,013,011 $(785,160) $651 $— $1,591 431,742 21,195 $10,265

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
49
14. Market Disruption and Geopolitical Risks
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment.
The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
15. Reorganization of Income Plus Fund and Ultra-Short Duration Investment Grade Fund into Palmer Square Funds Trust
On November 3, 2025, as the result of a tax-free reorganization, Income Plus Fund  and  Ultra-Short Duration Investment Grade
Fund (each the “Predecessor Fund”), each a series in the Investment Managers Series Trust, were reorganized into the Income Plus
Fund  and  Ultra-Short Duration Investment Grade Fund, each a series of Palmer Square Funds Trust, by transferring all of the Predecessor
Fund’s assets to the Fund. The Predecessor Fund was deemed to be the accounting survivor for financial reporting purposes. As a tax-
free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-
taxable event, thus the cost basis of the securities held reflect the historical cost basis as of the date of reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the Fund were as follows:
At the date of reorganization, fund shares outstanding for each Predecessor Fund were as follows:
Shares Beginning
of Period Purchases Sales
Shares End of
Period
Income Plus Fund
Palmer Square CLO Senior Debt ETF 22,716 321,698 (303,831) 40,583
Palmer Square Credit Opportunities ETF 19,201 284,451 (273,637) 30,015
Palmer Square EUR CLO Senior Debt Index UCITS ETF — 116,775 (5,092) 111,683
UltraShort Duration Investment Grade Fund
Palmer Square CLO Senior Debt ETF 9,958 49,608 (38,371) 21,195
Income Plus Fund
UltraShort Duration
Investment Grade
Fund
Net Assets
$ 1,068,073,884 $ 65,827,424
Fair Value of Investments
$ 1,039,646,827 $ 64,169,472
Net Unrealized Appreciation/(Depreciation)
$ (925,197) $ 29,956
Income Plus Fund
UltraShort Duration
Investment Grade
Fund
Shares Outstanding
$ 105,302,639 $ 3,290,208

Palmer Square Funds Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2025 (Unaudited)
50
16. Subsequent Events
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.
There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each
Fund’s financial statements.

Palmer Square Funds Trust
Additional Information - Items 8-11
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7(a) for of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.
Disclosure Regarding the Board of Trustees’ Approval of the Investment Advisory Agreement for Palmer Square Income Plus Fund
and Palmer Square Ultra-Short Investment Grade Fund
The Board of Trustees (the “Board” or the “Trustees”) of Palmer Square Funds Trust (the “Trust”) met on May 15, 2025 (the “Meeting”)
to consider the initial approval of the investment advisory agreement between Palmer Square Capital Management LLC (“Palmer
Square” or the “Adviser”) and the Trust, on behalf of the Palmer Square Income Plus Fund and Palmer Square Ultra-Short Duration
Investment Grade Fund (each a “Fund” and collectively , the “Funds”). In addition, on May 15, 2025, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met separately with the Trust’s legal counsel in executive session to consider the investment advisory agreement
(“Agreement”).
In connection with its consideration of the Agreement, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the form of Agreement, a memorandum provided by the Trust’s legal counsel summarizing the guidelines relevant to the Board’s consideration of the approval of the Agreement, a memorandum and other information provided by the Adviser
(including the Adviser’s Form ADV and select financial information of the Adviser), information regarding the expected profitability of the Funds, the performance of comparable funds, management fees and expense ratios (including comparative fee and expense information), best execution and trading information and other pertinent information.
The Board noted the experience of the Adviser in serving as the investment adviser to the existing series of the Trust and as the investment adviser to the funds being reorganized into the Funds. The Board observed that the Funds were established for the purpose of acquiring the assets and assuming the liabilities of the corresponding series of Investment Managers Series Trust (the “Target
Funds”) and continuing the Target Funds’ business. The Board noted the experience of the Adviser’s personnel and its parent company in serving as the sponsor to the Target Funds. Based on its evaluation of this information, the Board, including all of the Independent
Trustees, approved the Agreement for each Fund for an initial two-year period.
In considering the Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the Agreement for each Fund, the Board did not identify any single factor as determinative but considered all factors together.
Nature, Extent and Quality of Services to be Provided to the Funds
The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Funds. It noted that under the Agreement the Adviser is responsible for: (i) managing the investment operations of the Funds in accordance with the Funds’
investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees; (ii) providing necessary and appropriate reports and information to the Trustees; (iii) maintaining all necessary books and records pertaining to the
Trust’s securities transactions; and (iv) furnishing the Funds with the assistance, cooperation and information necessary for the Funds to meet various legal requirements regarding registration and reporting. The Trustees reviewed the background and experience of the
Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and

Palmer Square Funds Trust
Additional Information - Items 8-11 - Continued
the responsibilities of the latter with respect to the Funds. The Board also considered other services the Adviser would provide each
Fund, such as overseeing the Funds’ other service providers. The Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Funds were appropriate and that the Funds were likely to benefit from services provided under the Agreement.
Investment Performance
The Board noted that, because each Fund had not commenced operations, it was not possible to assess the Adviser’s investment performance with respect to each Fund. The Board discussed with the representative from the Adviser the performance of the Target
Funds and reviewed the 15(c) reports produced by Broadridge in September 2024 for the Target Funds showing comparisons to a peer group and Morningstar category for the one-, three-, five- and ten-year periods, as applicable. The Board also discussed with the representatives from the Adviser the performance of the existing series of the Trust.
Expense Information
The Board examined the proposed fee and expense information for the Funds, including a comparison of such information to other similar funds across the industry and with other of the Adviser’s separately managed accounts that have a similar investment strategy as the Funds. Based on their review of the industry data, the Trustees found that the proposed management fee for each Fund was reasonable.
Costs of Services Provided and Profitability
The Board considered information about the financial condition of the Adviser and its parent company and determined that the
Adviser’s financial condition was sound and that the Adviser has maintained adequate profit levels to support its proposed services to the Funds from the revenue of its overall investment advisory business. The Board also considered information regarding the Adviser’s expected profitability ratio and concluded that the Adviser’s expected profitability was reasonable.
Economies of Scale and Fee Levels Reflecting Those Economies
Because the Funds had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in a Funds’ assets. The Board considered information discussed at the Meeting regarding break-even levels.
Benefits to be Derived from the Relationship with the Funds
The Board considered other potential benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee), including greater name recognition. The Board noted that the Adviser’s affiliated entities may experience indirect benefits from the
Adviser’s association with the Funds. The Board concluded that other benefits that may be realized by the Adviser from its relationship with the Funds were appropriate.
Conclusion
Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the Agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the Agreement was in the best interest of each Fund and its shareholders.

PSFTMFSA1225

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Not applicable.
(a)(3)      The certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
                section302
(a)(4)      Not applicable.
(a)(5)      Not applicable.
(b)           The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.
                section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Palmer Square Funds Trust

By:         /s/ Jeffrey D. Fox
Jeffrey D. Fox
Principal Executive Officer
February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Jeffrey D. Fox
Jeffrey D. Fox
Principal Executive Officer
February 27, 2026

By:
/s/ Courtney Gengler
Courtney Gengler
Principal Financial Officer
February 27, 2026